UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

October 31, 2013 (Unaudited)

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 94.4%

	Shares	Market Value
Aerospace & Defense 7.7%
Alliant Techsystems, Inc.	18,900	$2,057,643
Engility Holdings, Inc.*	97,000	3,004,090
Exelis, Inc.	203,900	3,362,311

		8,424,044

Air Freight & Logistics 0.2%
Air T, Inc.	18,400	205,712

Capital Markets 1.1%
FBR & Co.*	45,000	1,192,500

Chemicals 2.4%
FutureFuel Corp.	150,400	2,618,464

Commercial Banks 11.0%
Bank of Kentucky Financial Corp. (The)	7,500	216,075
Banner Corp.	55,100	2,108,126
Center Bancorp, Inc.	15,900	237,864
CoBiz Financial, Inc.	78,600	852,810
Farmers Capital Bank Corp.*	18,600	382,044
First Interstate BancSystem, Inc.	74,121	1,861,178
German American Bancorp, Inc.	16,400	445,752
Horizon Bancorp	16,913	367,181
Independent Bank Corp.*	77,800	756,216
MainSource Financial Group, Inc.	2,211	35,863
Merchants Bancshares, Inc.	21,100	632,578
Metro Bancorp, Inc.*	35,200	751,168
Northrim BanCorp, Inc.	19,100	479,410
Sandy Spring Bancorp, Inc.	74,291	1,819,387
United Community Banks, Inc.*	15,100	235,409
WesBanco, Inc.	30,800	905,520

		12,086,581

Commercial Services & Supplies 3.5%
Courier Corp.	13,600	231,064
Kimball International, Inc., Class B	235,732	2,758,064
Quad/Graphics, Inc.	13,900	485,388
UniFirst Corp.	3,591	369,227

		3,843,743

Communications Equipment 1.2%
Anaren, Inc.*	12,900	322,242
ClearOne, Inc.*	102,900	959,028

		1,281,270

Computers & Peripherals 2.1%
Electronics For Imaging, Inc.*	66,300	2,274,753

Construction & Engineering 1.0%
Furmanite Corp.*	102,300	1,150,875

Consumer Finance 1.4%
Nelnet, Inc., Class A	25,000	1,065,750
Nicholas Financial, Inc.	31,350	503,167

		1,568,917

Containers & Packaging 1.8%
Myers Industries, Inc.	112,200	1,999,404

Diversified Consumer Services 2.9%
Carriage Services, Inc.	159,217	3,198,670

Diversified Financial Services 1.8%
Gain Capital Holdings, Inc.	186,319	1,950,760

Electric Utilities 3.5%
Great Plains Energy, Inc.	42,200	989,168
Pepco Holdings, Inc.	14,700	283,416
PNM Resources, Inc.	55,000	1,315,600
Portland General Electric Co.	9,600	275,520
UNS Energy Corp.	20,100	994,548

		3,858,252

Electrical Equipment 3.1%
EnerSys, Inc.	43,900	2,912,765
Espey Manufacturing & Electronics Corp.	14,800	481,000
SL Industries, Inc.	200	5,400

		3,399,165

Electronic Equipment, Instruments & Components 4.4%
Hollysys Automation Technologies Ltd.*	66,000	1,106,820
Key Tronic Corp.*	39,000	423,150
PC Connection, Inc.	26,000	519,740
SYNNEX Corp.*	46,200	2,832,060

		4,881,770

Health Care Equipment & Supplies 0.3%
Kewaunee Scientific Corp.	9,325	161,882
Span-America Medical Systems, Inc.	8,000	150,800

		312,682

Health Care Providers & Services 3.4%
Addus HomeCare Corp.*	6,000	155,100
Magellan Health Services, Inc.*	17,655	1,036,348
National HealthCare Corp.	6,700	324,146
PharMerica Corp.*	114,400	1,688,544
Providence Service Corp. (The)*	18,640	557,150

		3,761,288

Hotels, Restaurants & Leisure 0.8%
Century Casinos, Inc.*	80,700	471,288
Rick’s Cabaret International, Inc.*	33,668	380,112

		851,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Durables 1.2%
Universal Electronics, Inc.*	33,100	$1,287,921

Household Products 1.1%
Oil-Dri Corp. of America	27,800	986,622
Orchids Paper Products Co.	5,700	173,850

		1,160,472

Information Technology Services 0.2%
CSP, Inc.	33,834	255,785

Insurance 7.2%
Allied World Assurance Co. Holdings AG	12,500	1,353,625
Donegal Group, Inc., Class A	26,100	413,685
FBL Financial Group, Inc., Class A	10,600	474,244
Hanover Insurance Group, Inc. (The)	39,038	2,285,284
HCI Group, Inc.	21,238	933,198
Symetra Financial Corp.	79,082	1,481,206
Universal Insurance Holdings, Inc.	131,430	1,030,411

		7,971,653

Internet Software & Services 3.1%
Blucora, Inc.*	78,700	1,859,681
Phoenix New Media Ltd., ADR-CN*	176,900	1,588,562

		3,448,243

Machinery 1.4%
Alamo Group, Inc.	4,300	202,917
Eastern Co. (The)	16,188	267,911
Lydall, Inc.*	9,349	170,339
NN, Inc.	28,100	451,848
Supreme Industries, Inc., Class A*	82,024	501,987

		1,595,002

Marine 0.8%
Safe Bulkers, Inc.	120,300	897,438

Media 0.4%
Meredith Corp.	8,500	436,050

Metals & Mining 0.2%
Friedman Industries, Inc.	23,700	235,104

Oil, Gas & Consumable Fuels 6.8%
Adams Resources & Energy, Inc.	7,500	388,275
Equal Energy Ltd.	143,010	677,867
Gran Tierra Energy, Inc.*	42,300	321,057
Renewable Energy Group, Inc.*	85,994	938,195
Stone Energy Corp.*	51,700	1,802,262
TransGlobe Energy Corp.*	307,626	2,790,168
Warren Resources, Inc.*	176,800	553,384

		7,471,208

Personal Products 0.4%
Inter Parfums, Inc.	13,000	457,080

Real Estate Investment Trusts (REITs) 4.7%
DuPont Fabros Technology, Inc.	28,600	710,710
Franklin Street Properties Corp.	64,400	850,080
Medical Properties Trust, Inc.	22,700	296,008
One Liberty Properties, Inc.	46,000	972,440
Pennsylvania Real Estate Investment Trust	15,100	273,763
Post Properties, Inc.	24,500	1,120,630
Winthrop Realty Trust	81,103	954,582

		5,178,213

Semiconductors & Semiconductor Equipment 2.6%
Cascade Microtech, Inc.*	79,582	814,920
Supertex, Inc.	78,088	1,992,025

		2,806,945

Software 3.6%
ePlus, Inc.	22,500	1,223,100
Net 1 UEPS Technologies, Inc.*	36,700	435,996
Perfect World Co., Ltd., ADR-CN	134,200	2,352,526

		4,011,622

Specialty Retail 2.1%
Brown Shoe Co., Inc.	72,194	1,620,033
Trans World Entertainment Corp.	164,902	714,026

		2,334,059

Textiles, Apparel & Luxury Goods 1.9%
Crown Crafts, Inc.	130,166	976,245
Deckers Outdoor Corp.*	15,800	1,087,514

		2,063,759

Thrifts & Mortgage Finance 0.8%
First Defiance Financial Corp.	35,700	921,774

Trading Companies & Distributors 1.0%
Aceto Corp.	52,876	843,372
AeroCentury Corp.*	12,469	249,380

		1,092,752

Wireless Telecommunication Services 1.3%
USA Mobility, Inc.	93,800	1,399,496

Total Common Stocks (cost $99,915,327)		103,884,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Exchange Traded Funds 4.1%

	Shares	Market Value
Equity Funds 4.1%
iShares Russell 2000 Value ETF	23,600	$2,232,088
Vanguard Small-Cap Value ETF	24,200	2,269,476

		4,501,564

Total Exchange Traded Funds (cost $4,079,690)		4,501,564

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	1,108,211	1,108,211

Total Mutual Fund (cost $1,108,211)		1,108,211

Total Investments (cost $105,103,228) (b) — 99.5%		109,494,601
Other assets in excess of liabilities — 0.5%		558,527

NET ASSETS — 100.0%		$110,053,128

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $105,393,293, tax unrealized appreciation and depreciation were $6,292,024 and $(2,190,716), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CN	China
ETF	Exchange Traded Fund
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 96.2%

	Shares	Market Value
AUSTRALIA 2.7%

Construction & Engineering 0.4%
Leighton Holdings Ltd.	50,000	$847,041

Containers & Packaging 0.5%
Amcor Ltd.	120,000	1,229,327

Diversified Financial Services 0.6%
Challenger Ltd.	250,000	1,418,264

Electric Utilities 0.3%
Spark Infrastructure Group	500,000	800,837

Health Care Providers & Services 0.3%
Primary Health Care Ltd.	150,000	699,814

Hotels, Restaurants & Leisure 0.3%
Flight Centre Ltd.	15,000	736,400

Oil, Gas & Consumable Fuels 0.3%
Woodside Petroleum Ltd.	20,000	733,199

		6,464,882

AUSTRIA 0.6%

Metals & Mining 0.3%
Voestalpine AG	15,000	707,634

Oil, Gas & Consumable Fuels 0.3%
OMV AG	15,000	715,540

		1,423,174

BELGIUM 0.5%

Insurance 0.5%
Ageas	30,000	1,274,829

BERMUDA 0.3%

Insurance 0.3%
Catlin Group Ltd.	100,000	821,501

CHINA 1.0%

Commercial Banks 0.3%
Bank of China Ltd., Class H	2,000,000	939,033

Energy Equipment & Services 0.4%
China Oilfield Services Ltd., Class H	300,000	838,406

Independent Power Producers & Energy Traders 0.3%
Huaneng Power International, Inc., Class H	700,000	730,668

		2,508,107

EGYPT 0.6%

Commercial Banks 0.3%
Commercial International Bank Egypt SAE, GDR	120,000	694,032

Wireless Telecommunication Services 0.3%
Global Telecom Holding, GDR*	200,000	676,836

		1,370,868

FINLAND 3.6%

Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	1,503,227

Insurance 0.7%
Sampo OYJ, Class A	35,000	1,655,524

Machinery 0.7%
Kone OYJ, Class B	20,000	1,763,246

Oil, Gas & Consumable Fuels 0.4%
Neste Oil OYJ	45,000	892,276

Paper & Forest Products 0.9%
UPM-Kymmene OYJ	130,000	2,064,043

Pharmaceuticals 0.3%
Orion OYJ, Class B	25,000	671,906

		8,550,222

FRANCE 11.7%

Aerospace & Defense 0.9%
Safran SA	15,000	956,370
Thales SA	20,000	1,224,918

		2,181,288

Auto Components 1.9%
Cie Generale des Etablissements Michelin	30,000	3,125,942
Valeo SA	15,000	1,483,940

		4,609,882

Automobiles 0.5%
Renault SA	15,000	1,308,754

Commercial Banks 2.2%
Credit Agricole SA*	250,000	3,005,888
Natixis	200,000	1,075,521
Societe Generale SA	15,000	847,344

		4,928,753

Construction & Engineering 1.8%
Eiffage SA	20,000	1,185,266
Vinci SA	50,000	3,199,311

		4,384,577

Electric Utilities 0.5%
Electricite de France SA	35,000	1,224,927

Information Technology Services 0.9%
AtoS	17,000	1,449,089
Cap Gemini SA	12,000	786,936

		2,236,025

Insurance 0.9%
AXA SA	50,000	1,245,772
SCOR SE	25,000	882,398

		2,128,170

Multi-Utilities 0.5%
GDF Suez	50,000	1,239,189

Oil, Gas & Consumable Fuels 1.2%
Total SA	45,000	2,760,884

Pharmaceuticals 0.4%
Sanofi	10,000	1,066,232

		28,068,681

GERMANY 8.7%

Air Freight & Logistics 0.8%
Deutsche Post AG	60,000	2,026,284

Airlines 0.4%
Deutsche Lufthansa AG*	45,000	869,987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Auto Components 0.5%
Continental AG	6,000	$1,097,202

Construction Materials 0.5%
HeidelbergCement AG	15,000	1,181,095

Hotels, Restaurants & Leisure 0.8%
TUI AG*	140,000	1,854,760

Industrial Conglomerates 0.5%
Siemens AG	10,000	1,277,923

Insurance 1.7%
Allianz SE	10,000	1,679,025
Hannover Rueck SE	20,000	1,600,629
Muenchener Rueckversicherungs AG	5,000	1,043,162

		4,322,816

Media 0.4%
ProSiebenSat.1 Media AG	20,000	950,841

Multi-Utilities 0.9%
E.ON SE	120,000	2,187,422

Pharmaceuticals 1.5%
Bayer AG REG	22,000	2,729,152
Merck KGaA	5,000	831,753

		3,560,905

Wireless Telecommunication Services 0.7%
Freenet AG*	60,000	1,558,488

		20,887,723

GREECE 1.1%

Diversified Telecommunication Services 0.7%
Hellenic Telecommunications Organization SA*	140,000	1,761,959

Hotels, Restaurants & Leisure 0.4%
OPAP SA	70,000	869,238

		2,631,197

HONG KONG 4.1%

Commercial Banks 0.3%
BOC Hong Kong Holdings Ltd.	250,000	816,457

Electrical Equipment 0.4%
Johnson Electric Holdings Ltd.	1,200,000	863,726

Hotels, Restaurants & Leisure 0.3%
SJM Holdings Ltd.	250,000	808,339

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	60,000	747,640

Real Estate Management & Development 2.5%
Cheung Kong Holdings Ltd.	80,000	1,249,364
Kerry Properties Ltd.	150,000	650,481
New World Development Co., Ltd.	1,100,000	1,521,747
Shimao Property Holdings Ltd.	300,000	753,978
Wharf Holdings Ltd.	125,000	1,051,908
Wheelock & Co., Ltd.	125,000	637,915

		5,865,393

Specialty Retail 0.3%
Giordano International Ltd.	700,000	656,627

		9,758,182

HUNGARY 1.5%

Commercial Banks 0.9%
OTP Bank PLC	100,000	2,074,517

Diversified Telecommunication Services 0.2%
Magyar Telekom Telecommunications PLC	300,000	411,352

Oil, Gas & Consumable Fuels 0.4%
MOL Hungarian Oil & Gas PLC	15,000	1,025,608

		3,511,477

JAPAN 21.0%

Airlines 0.9%
Japan Airlines Co., Ltd.	35,000	2,045,833

Auto Components 1.0%
Toyo Tire & Rubber Co., Ltd.	150,000	876,436
Toyota Boshoku Corp.	40,000	535,765
Yokohama Rubber Co., Ltd. (The)	100,000	978,159

		2,390,360

Automobiles 1.2%
Daihatsu Motor Co., Ltd.	50,000	970,810
Toyota Motor Corp.	30,000	1,945,146

		2,915,956

Capital Markets 0.5%
Daiwa Securities Group, Inc.	120,000	1,096,053

Chemicals 1.5%
DIC Corp.	300,000	868,541
Sumitomo Chemical Co., Ltd.	300,000	1,098,715
Tosoh Corp.	400,000	1,530,667

		3,497,923

Commercial Banks 3.3%
Mizuho Financial Group, Inc.	600,000	1,259,438
Resona Holdings, Inc.	200,000	1,040,346
Sumitomo Mitsui Financial Group, Inc.	110,000	5,316,949

		7,616,733

Computers & Peripherals 1.0%
NEC Corp.	200,000	449,237
Seiko Epson Corp.	125,000	2,040,449

		2,489,686

Diversified Financial Services 0.7%
ORIX Corp.	100,000	1,732,109

Electric Utilities 0.2%
Tokyo Electric Power Co., Inc.*	100,000	533,690

Electronic Equipment, Instruments & Components 0.4%
FUJIFILM Holdings Corp.	40,000	978,550

Food & Staples Retailing 1.1%
Aeon Co., Ltd.	200,000	2,729,285

Health Care Providers & Services 0.4%
Medipal Holdings Corp.	70,000	943,873

Household Durables 1.2%
Sekisui House Ltd.	140,000	2,009,541
Sony Corp.	50,000	872,234

		2,881,775

Information Technology Services 1.0%
IT Holdings Corp.	40,000	574,576
SCSK Corp.	70,000	1,774,509

		2,349,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Leisure Equipment & Products 0.8%
Heiwa Corp.	40,000	$670,650
Namco Bandai Holdings, Inc.	60,000	1,131,023

		1,801,673

Machinery 1.0%
Hino Motors Ltd.	60,000	847,774
JTEKT Corp.	75,000	962,870
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	588,894

		2,399,538

Metals & Mining 0.6%
JFE Holdings, Inc.	25,000	568,367
Mitsubishi Materials Corp.	250,000	978,104

		1,546,471

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	6,500	544,137

Real Estate Management & Development 0.2%
Daikyo, Inc.	150,000	465,953

Road & Rail 0.7%
Sankyu, Inc.	240,000	859,066
West Japan Railway Co.	20,000	896,799

		1,755,865

Trading Companies & Distributors 2.1%
ITOCHU Corp.	100,000	1,202,415
Marubeni Corp.	250,000	1,957,362
Sojitz Corp.	400,000	776,716
Sumitomo Corp.	60,000	780,798

		4,717,291

Wireless Telecommunication Services 1.0%
KDDI Corp.	45,000	2,437,042

		49,868,881

MACAU 0.5%

Hotels, Restaurants & Leisure 0.5%
MGM China Holdings Ltd.	350,000	1,206,813

NETHERLANDS 5.2%

Beverages 0.4%
Heineken Holding NV	15,000	952,723

Diversified Financial Services 0.8%
ING Groep NV, CVA*	150,000	1,906,159

Energy Equipment & Services 0.4%
SBM Offshore NV*	40,000	837,220

Food & Staples Retailing 0.8%
Koninklijke Ahold NV	100,000	1,900,656

Industrial Conglomerates 0.4%
Koninklijke Philips NV	25,000	883,518

Insurance 0.7%
Aegon NV	200,000	1,591,377

Media 0.4%
Wolters Kluwer NV	35,000	948,180

Oil, Gas & Consumable Fuels 0.8%
Royal Dutch Shell PLC, Class B	60,000	2,077,202

Professional Services 0.5%
Randstad Holding NV	20,000	1,231,774

		12,328,809

NEW ZEALAND 0.6%

Construction Materials 0.3%
Fletcher Building Ltd.	100,000	825,256

Diversified Telecommunication Services 0.3%
Telecom Corp. of New Zealand Ltd.	350,000	679,158

		1,504,414

PHILIPPINES 0.9%

Commercial Banks 0.3%
BDO Unibank, Inc.	400,000	750,429

Food Products 0.3%
Universal Robina Corp.	250,000	737,909

Industrial Conglomerates 0.3%
Alliance Global Group, Inc.	1,200,000	732,208

		2,220,546

RUSSIA 1.8%

Commercial Banks 0.4%
Sberbank of Russia, ADR	80,000	1,021,600

Oil, Gas & Consumable Fuels 1.0%
Gazprom OAO, ADR	120,000	1,121,689
LUKOIL OAO, ADR	20,000	1,309,400

		2,431,089

Wireless Telecommunication Services 0.4%
Mobile Telesystems OJSC, ADR	40,000	912,000

		4,364,689

SPAIN 2.8%

Commercial Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA	126,524	1,478,678
Bankinter SA	150,000	914,569

		2,393,247

Diversified Telecommunication Services 0.6%
Telefonica SA	75,000	1,319,949

Electrical Equipment 0.4%
Gamesa Corp. Tecnologica SA*	90,000	869,138

Food & Staples Retailing 0.3%
Distribuidora Internacional de Alimentacion SA	80,000	729,359

Gas Utilities 0.3%
Gas Natural SDG SA	30,000	707,585

Oil, Gas & Consumable Fuels 0.3%
Repsol SA	25,789	691,425

		6,710,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN 2.7%

Commercial Banks 0.5%
Skandinaviska Enskilda Banken AB, Class A	90,000	$1,088,555

Commercial Services & Supplies 0.3%
Securitas AB, Class B	70,000	798,207

Construction & Engineering 0.3%
NCC AB, Class B	25,000	768,983

Diversified Financial Services 0.4%
Investor AB, Class B	30,000	961,866

Diversified Telecommunication Services 0.3%
TeliaSonera AB	100,000	826,900

Health Care Equipment & Supplies 0.2%
Getinge AB, Class B	17,000	538,563

Household Durables 0.3%
JM AB	25,000	712,182

Household Products 0.4%
Svenska Cellulosa AB SCA, Class B	30,000	850,536

		6,545,792

SWITZERLAND 10.9%

Capital Markets 0.5%
Credit Suisse Group AG REG*	35,853	1,115,314

Chemicals 0.6%
Givaudan SA*	1,000	1,418,188

Computers & Peripherals 0.4%
Logitech International SA	90,000	921,811

Food Products 1.3%
Aryzta AG*	12,000	895,230
Nestle SA REG	30,000	2,165,519

		3,060,749

Hotels, Restaurants & Leisure 0.4%
Kuoni Reisen Holding AG*	2,000	845,391

Insurance 2.2%
Swiss Life Holding AG*	8,000	1,586,244
Swiss Re AG*	30,000	2,633,480
Zurich Insurance Group AG*	4,000	1,105,294

		5,325,018

Life Sciences Tools & Services 0.6%
Lonza Group AG*	15,000	1,338,944

Machinery 1.3%
Georg Fischer AG*	2,000	1,377,696
OC Oerlikon Corp. AG*	120,000	1,677,622

		3,055,318

Pharmaceuticals 3.6%
Novartis AG REG	30,000	2,328,678
Roche Holding AG	24,000	6,636,849

		8,965,527

		26,046,260

UNITED KINGDOM 13.4%

Aerospace & Defense 0.9%
BAE Systems PLC	300,000	2,188,350

Capital Markets 1.3%
3i Group PLC	150,000	896,506
Aberdeen Asset Management PLC	300,000	2,129,050

		3,025,556

Commercial Banks 0.5%
Lloyds Banking Group PLC*	1,000,000	1,236,799

Containers & Packaging 0.8%
DS Smith PLC	200,000	969,388
Rexam PLC	108,000	899,327

		1,868,715

Diversified Telecommunication Services 1.1%
BT Group PLC	450,000	2,722,785

Food Products 1.4%
Tate & Lyle PLC	70,000	888,366
Unilever PLC	60,000	2,433,064

		3,321,430

Hotels, Restaurants & Leisure 1.1%
Compass Group PLC	110,000	1,581,934
William Hill PLC	150,000	963,070

		2,545,004

Insurance 0.7%
Lancashire Holdings Ltd.	50,000	650,980
Old Mutual PLC	300,000	977,714

		1,628,694

Media 0.9%
Daily Mail & General Trust PLC, Class A	80,000	1,043,426
ITV PLC	400,000	1,223,032

		2,266,458

Paper & Forest Products 0.4%
Mondi PLC	60,000	1,071,357

Pharmaceuticals 1.6%
AstraZeneca PLC	38,085	2,016,228
GlaxoSmithKline PLC	70,000	1,845,366

		3,861,594

Road & Rail 0.4%
Stagecoach Group PLC	150,000	846,345

Software 0.4%
Micro Focus*(a)	72,727	69,966
Micro Focus International PLC	67,132	879,885

		949,851

Specialty Retail 0.7%
WH Smith PLC	120,000	1,731,793

Tobacco 1.2%
British American Tobacco PLC	30,000	1,655,169
Imperial Tobacco Group PLC	30,000	1,120,019

		2,775,188

		32,039,919

Total Common Stocks (cost $182,242,166)		230,107,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Right 0.0%†

	Number of Rights	Market Value
HONG KONG 0.0%†

Real Estate Management & Development 0.0%†
New World Development Co., Ltd.*(a)	13,750	$0

Total Right (cost $–)

Exchange Traded Fund 1.8%

	Shares	Market Value
UNITED STATES 1.8%
Market Vectors ETF Trust	150,000	4,375,500

Total Exchange Traded Fund (cost $4,173,828)		4,375,500

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	4,309,244	4,309,244

Total Mutual Fund (cost $4,309,244)		4,309,244

Total Investments (cost $190,725,238) (c) — 99.8%		238,792,413
Other assets in excess of liabilities — 0.2%		378,513

NET ASSETS — 100.0%		$239,170,926

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Represents 7-day effective yield as of October 31, 2013.
(c)	At October 31, 2013, the tax basis cost of the Fund’s investments was $190,975,470, tax unrealized appreciation and depreciation were $49,680,125 and $(1,863,182), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

At October 31, 2013, the Fund’s open forward foreign currency contract against the United States Dollar was as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	Brown Brothers Harriman & Co.	12/19/13	(2,000,000,000)	$(20,161,697)	$(20,345,654)	$(183,957)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,369,638	$—	$4,369,638
Air Freight & Logistics	—	2,026,284	—	2,026,284
Airlines	—	2,915,820	—	2,915,820
Auto Components	—	8,097,444	—	8,097,444
Automobiles	—	4,224,710	—	4,224,710
Beverages	—	952,723	—	952,723
Capital Markets	—	5,236,923	—	5,236,923
Chemicals	—	4,916,111	—	4,916,111
Commercial Banks	1,021,600	22,538,555	—	23,560,155
Commercial Services & Supplies	—	798,207	—	798,207
Computers & Peripherals	—	3,411,497	—	3,411,497
Construction & Engineering	—	6,000,601	—	6,000,601
Construction Materials	—	2,006,351	—	2,006,351
Containers & Packaging	—	3,098,042	—	3,098,042
Diversified Financial Services	—	6,018,398	—	6,018,398
Diversified Telecommunication Services	—	9,225,330	—	9,225,330
Electric Utilities	—	2,559,454	—	2,559,454
Electrical Equipment	—	1,732,864	—	1,732,864
Electronic Equipment, Instruments & Components	—	978,550	—	978,550
Energy Equipment & Services	—	1,675,626	—	1,675,626
Food & Staples Retailing	—	5,359,300	—	5,359,300
Food Products	—	7,120,088	—	7,120,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$707,585	$—	$707,585
Health Care Equipment & Supplies	—	538,563	—	538,563
Health Care Providers & Services	—	1,643,687	—	1,643,687
Hotels, Restaurants & Leisure	—	8,865,945	—	8,865,945
Household Durables	—	3,593,957	—	3,593,957
Household Products	—	850,536	—	850,536
Independent Power Producers & Energy Traders	—	730,668	—	730,668
Industrial Conglomerates	—	3,641,289	—	3,641,289
Information Technology Services	—	4,585,110	—	4,585,110
Insurance	—	18,747,929	—	18,747,929
Leisure Equipment & Products	—	1,801,673	—	1,801,673
Life Sciences Tools & Services	—	1,338,944	—	1,338,944
Machinery	—	7,218,102	—	7,218,102
Media	—	4,165,479	—	4,165,479
Metals & Mining	—	2,254,105	—	2,254,105
Multi-Utilities	—	3,426,611	—	3,426,611
Oil, Gas & Consumable Fuels	1,309,400	10,561,960	—	11,871,360
Paper & Forest Products	—	3,135,400	—	3,135,400
Pharmaceuticals	—	18,126,164	—	18,126,164
Professional Services	—	1,231,774	—	1,231,774
Real Estate Management & Development	—	6,331,346	—	6,331,346
Road & Rail	—	2,602,210	—	2,602,210
Software	—	949,851	—	949,851
Specialty Retail	—	2,388,420	—	2,388,420
Tobacco	—	2,775,188	—	2,775,188
Trading Companies & Distributors	—	4,717,291	—	4,717,291
Wireless Telecommunication Services	912,000	4,672,366	—	5,584,366

Total Common Stocks	$3,243,000	$226,864,669	$—	$230,107,669

Exchange Traded Fund	4,375,500	—	—	4,375,500
Mutual Fund	4,309,244	—	—	4,309,244
Right	—	—	—	—

Total Assets	$11,927,744	$226,864,669	$—	$238,792,413

Liabilities:
Forward Foreign Currency Contract	—	(183,957)	—	(183,957)

Total Liabilities	$—	$(183,957)	$—	$(183,957)

Total	$11,927,744	$226,680,712	$—	$238,608,456

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2013

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(183,957)

Total		$(183,957)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 98.0%

	Shares	Market Value
Automobiles 0.2%
Tesla Motors, Inc.*	1,500	$239,910

Biotechnology 5.6%
Alexion Pharmaceuticals, Inc.*	3,000	368,850
Alkermes PLC*	3,000	105,570
Alnylam Pharmaceuticals, Inc.*	2,400	138,264
Amgen, Inc.	6,500	754,000
Array BioPharma, Inc.*	19,800	99,396
Biogen Idec, Inc.*	2,500	610,475
BioMarin Pharmaceutical, Inc.*	4,000	251,280
Celgene Corp.*	4,400	653,356
Cubist Pharmaceuticals, Inc.*	2,000	124,000
Enanta Pharmaceuticals, Inc.*	7,800	155,688
Gilead Sciences, Inc.*	9,800	695,702
Incyte Corp., Ltd.*	3,000	117,000
Infinity Pharmaceuticals, Inc.*	4,000	54,200
InterMune, Inc.*	7,000	98,630
Isis Pharmaceuticals, Inc.*	3,900	129,753
KYTHERA Biopharmaceuticals, Inc.*	3,000	134,130
Medivation, Inc.*	1,500	89,790
Momenta Pharmaceuticals, Inc.*	5,000	81,950
NewLink Genetics Corp.*	6,000	100,500
Regeneron Pharmaceuticals, Inc.*	300	86,280
Seattle Genetics, Inc.*	3,000	115,890
United Therapeutics Corp.*	1,000	88,520
Vertex Pharmaceuticals, Inc.*	3,500	249,690
XOMA Corp.*	20,000	90,200

		5,393,114

Communications Equipment 8.0%
Cisco Systems, Inc.	124,000	2,790,000
F5 Networks, Inc.*	7,400	603,174
Motorola Solutions, Inc.	24,300	1,519,236
QUALCOMM, Inc.	40,200	2,792,694

		7,705,104

Computers & Peripherals 15.2%
Apple, Inc.	13,850	7,234,547
Electronics For Imaging, Inc.*	16,000	548,960
EMC Corp.	75,000	1,805,250
Hewlett-Packard Co.	5,600	136,472
Lexmark International, Inc., Class A	11,000	391,050
NetApp, Inc.	32,020	1,242,696
SanDisk Corp.	4,800	333,600
Seagate Technology PLC	26,500	1,290,020
Synaptics, Inc.*	16,800	781,200
Western Digital Corp.	14,200	988,746

		14,752,541

Diversified Telecommunication Services 0.1%
inContact, Inc.*	14,000	106,260

Electronic Equipment, Instruments & Components 4.0%
Amphenol Corp., Class A	12,000	963,480
Arrow Electronics, Inc.*	8,200	393,764
Jabil Circuit, Inc.	33,600	700,896
Sanmina Corp.*	16,000	232,960
SYNNEX Corp.*	10,400	637,520
TE Connectivity Ltd.	17,800	916,522

		3,845,142

Information Technology Services 12.2%
Accenture PLC, Class A	21,950	1,613,325
Alliance Data Systems Corp.*	2,650	628,209
Amdocs Ltd.	31,200	1,199,640
Automatic Data Processing, Inc.	9,800	734,706
Cognizant Technology Solutions Corp., Class A*	14,500	1,260,485
Computer Sciences Corp.	19,000	935,940
Euronet Worldwide, Inc.*	24,300	1,054,620
Fidelity National Information Services, Inc.	7,200	351,000
Fiserv, Inc.*	7,800	816,894
International Business Machines Corp.	11,850	2,123,639
MasterCard, Inc., Class A	540	387,234
Sapient Corp.*	18,600	294,066
Visa, Inc., Class A	1,920	377,606

		11,777,364

Internet & Catalog Retail 4.7%
Amazon.com, Inc.*	4,900	1,783,747
Expedia, Inc.	10,480	617,062
HomeAway, Inc.*	14,500	429,925
priceline.com, Inc.*	1,000	1,053,830
TripAdvisor, Inc.*	8,400	694,764

		4,579,328

Internet Software & Services 14.4%
Akamai Technologies, Inc.*	12,400	554,776
AOL, Inc.*	3,800	137,712
Baidu, Inc., ADR-CN*	2,550	410,295
eBay, Inc.*	37,100	1,955,541
Facebook, Inc., Class A*	16,000	804,160
Google, Inc., Class A*	5,950	6,131,951
IAC/InterActiveCorp.	12,700	678,053
LinkedIn Corp., Class A*	3,800	849,946
MercadoLibre, Inc.	1,400	188,489
Responsys, Inc.*	5,800	94,772
Sohu.com, Inc.*	2,800	187,488
ValueClick, Inc.*	14,600	280,466
VeriSign, Inc.*	18,500	1,004,180
Yahoo!, Inc.*	16,200	533,466
Yelp, Inc.*	2,000	135,500

		13,946,795

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 0.4%
Illumina, Inc.*	2,000	$187,020
Luminex Corp.*	5,000	97,500
NanoString Technologies, Inc.*	8,300	85,407

		369,927

Media 1.0%
Comcast Corp., Class A	20,000	951,600

Pharmaceuticals 1.4%
Actavis PLC*	460	71,107
Endocyte, Inc.*	9,000	93,870
Impax Laboratories, Inc.*	5,000	101,300
Merck & Co., Inc.	1,500	67,635
Mylan, Inc.*	7,500	284,025
NuPathe, Inc.*	29,000	48,720
Questcor Pharmaceuticals, Inc.	1,500	92,055
Salix Pharmaceuticals Ltd.*	2,000	143,500
Santarus, Inc.*	3,000	69,990
Shire PLC, ADR-IE	1,500	199,650
ViroPharma, Inc.*	2,000	77,640
Vivus, Inc.*	6,000	56,340

		1,305,832

Semiconductors & Semiconductor Equipment 15.6%
Altera Corp.	14,300	480,480
Analog Devices, Inc.	26,000	1,281,800
Applied Materials, Inc.	13,700	244,545
ASML Holding NV, NYRS-NL	1,300	123,032
Avago Technologies Ltd.	6,300	286,209
Broadcom Corp., Class A	18,000	480,960
Cree, Inc.*	11,100	674,325
First Solar, Inc.*	11,400	573,078
Intel Corp.	20,300	495,929
KLA-Tencor Corp.	21,500	1,410,400
Lam Research Corp.*	13,400	726,682
Linear Technology Corp.	26,700	1,098,438
LSI Corp.	68,000	576,640
Marvell Technology Group Ltd.	31,400	376,800
Maxim Integrated Products, Inc.	35,900	1,066,230
Micron Technology, Inc.*	50,100	885,768
NVIDIA Corp.	21,000	318,780
NXP Semiconductor NV*	22,300	939,276
Samsung Electronics Co., Ltd., GDR-KR REG	2,350	1,628,739
Texas Instruments, Inc.	15,000	631,200
Xilinx, Inc.	17,600	799,392

		15,098,703

Software 15.2%
Activision Blizzard, Inc.	50,000	832,000
Adobe Systems, Inc.*	7,100	384,820
ANSYS, Inc.*	4,300	376,035
Aspen Technology, Inc.*	28,500	1,089,555
Autodesk, Inc.*	8,000	319,280
CA, Inc.	9,200	292,192
Check Point Software Technologies Ltd.*	5,800	336,516
CommVault Systems, Inc.*	4,950	386,496
Intuit, Inc.	8,500	606,985
Manhattan Associates, Inc.*	6,700	713,617
Microsoft Corp.	94,000	3,322,900
NetSuite, Inc.*	2,900	292,552
Oracle Corp.	65,200	2,184,200
Pegasystems, Inc.	10,000	380,600
Red Hat, Inc.*	15,200	657,704
Salesforce.com, Inc.*	10,700	570,952
Symantec Corp.	73,600	1,673,664
VMware, Inc., Class A*	2,600	211,328
Workday, Inc., Class A*	1,500	112,305

		14,743,701

Total Common Stocks (cost $55,085,935)		94,815,321

Exchange Traded Fund 0.5%

	Shares	Market Value
Equity Fund 0.5%
Powershares QQQ Trust	5,000	413,950

Total Exchange Traded Fund (cost $380,856)		413,950

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	1,285,731	1,285,731

Total Mutual Fund (cost $1,285,731)		1,285,731

Total Investments (cost $56,752,522) (b) — 99.8%		96,515,002
Other assets in excess of liabilities — 0.2%		228,309

NET ASSETS — 100.0%		$96,743,311

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $56,864,892, tax unrealized appreciation and depreciation were $40,228,703 and $(578,593), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

ADR	American Depositary Receipt
CN	China
GDR	Global Depositary Receipt
IE	Ireland
KR	South Korea
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles	$239,910	$—	$—	$239,910
Biotechnology	5,393,114	—	—	5,393,114
Communications Equipment	7,705,104	—	—	7,705,104
Computers & Peripherals	14,752,541	—	—	14,752,541
Diversified Telecommunication Services	106,260	—	—	106,260
Electronic Equipment, Instruments & Components	3,845,142	—	—	3,845,142
Information Technology Services	11,777,364	—	—	11,777,364
Internet & Catalog Retail	4,579,328	—	—	4,579,328
Internet Software & Services	13,946,795	—	—	13,946,795
Life Sciences Tools & Services	369,927	—	—	369,927
Media	951,600	—	—	951,600
Pharmaceuticals	1,305,832	—	—	1,305,832
Semiconductors & Semiconductor Equipment	13,469,964	1,628,739	—	15,098,703
Software	14,743,701	—	—	14,743,701

Total Common Stocks	$93,186,582	$1,628,739	$—	$94,815,321

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Exchange Traded Fund	$413,950	$—	$—	$413,950
Mutual Fund	1,285,731	—	—	1,285,731

Total	$94,886,263	$1,628,739	$—	$96,515,002

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	165,748	$32,725,285

Chemicals 1.2%
Sigma-Aldrich Corp.	209,106	18,073,032

Commercial Banks 4.0%
East West Bancorp, Inc.	882,335	29,725,866
Signature Bank*	306,205	31,177,793

		60,903,659

Commercial Services & Supplies 3.0%
Copart, Inc.*	525,147	16,925,488
Stericycle, Inc.*	242,908	28,225,909

		45,151,397

Distributors 3.1%
LKQ Corp.*	1,395,796	46,103,142

Diversified Financial Services 1.9%
IntercontinentalExchange, Inc.*	146,575	28,249,400

Electrical Equipment 3.5%
AMETEK, Inc.	546,809	26,153,874
Roper Industries, Inc.	204,255	25,901,577

		52,055,451

Electronic Equipment, Instruments & Components 3.7%
Amphenol Corp., Class A	381,905	30,663,152
Trimble Navigation Ltd.*	868,121	24,802,217

		55,465,369

Energy Equipment & Services 2.2%
FMC Technologies, Inc.*	362,611	18,329,986
Oceaneering International, Inc.	180,059	15,463,467

		33,793,453

Food Products 2.7%
Hain Celestial Group, Inc. (The)*	188,625	15,699,259
J.M. Smucker Co. (The)	230,402	25,623,006

		41,322,265

Health Care Equipment & Supplies 6.8%
Align Technology, Inc.*	468,944	26,757,945
C.R. Bard, Inc.	96,991	13,212,114
Edwards Lifesciences Corp.*	223,074	14,542,194
Sirona Dental Systems, Inc.*	270,907	19,573,031
Varian Medical Systems, Inc.*	392,475	28,485,835

		102,571,119

Health Care Providers & Services 1.2%
Catamaran Corp.*	372,571	17,495,934

Health Care Technology 2.5%
Cerner Corp.*	667,038	37,374,139

Hotels, Restaurants & Leisure 3.4%
Chipotle Mexican Grill, Inc.*	59,802	31,513,860
Panera Bread Co., Class A*	125,321	19,790,692

		51,304,552

Household Products 1.7%
Church & Dwight Co., Inc.	382,999	24,952,385

Information Technology Services 4.3%
Cognizant Technology Solutions Corp., Class A*	407,141	35,392,767
Fiserv, Inc.*	280,996	29,428,711

		64,821,478

Insurance 0.8%
Brown & Brown, Inc.	402,244	12,843,651

Internet Software & Services 1.5%
CoStar Group, Inc.*	131,949	23,353,654

Leisure Equipment & Products 2.5%
Polaris Industries, Inc.	292,363	38,284,935

Life Sciences Tools & Services 1.4%
PAREXEL International Corp.*	463,387	21,181,420

Machinery 7.6%
Chart Industries, Inc.*	282,624	30,373,601
IDEX Corp.	292,625	20,235,019
Middleby Corp. (The)*	71,371	16,247,608
Pall Corp.	229,190	18,454,379
Wabtec Corp.	449,630	29,311,380

		114,621,987

Oil, Gas & Consumable Fuels 5.2%
Concho Resources, Inc.*	261,717	28,948,517
Oasis Petroleum, Inc.*	580,711	30,922,861
Range Resources Corp.	237,970	18,016,709

		77,888,087

Pharmaceuticals 2.0%
Perrigo Co.	215,471	29,711,296

Professional Services 1.8%
IHS, Inc., Class A*	245,632	26,786,170

Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A*	217,333	21,698,526
J.B. Hunt Transport Services, Inc.	300,892	22,575,927

		44,274,453

Software 10.6%
ANSYS, Inc.*	354,065	30,962,984
Citrix Systems, Inc.*	213,470	12,120,827
CommVault Systems, Inc.*	220,915	17,249,043
FactSet Research Systems, Inc.	110,432	12,030,462
Intuit, Inc.	390,797	27,906,814
MICROS Systems, Inc.*	394,242	21,387,629

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Red Hat, Inc.*	501,575	$21,703,150
Tyler Technologies, Inc.*	175,189	16,942,528

		160,303,437

Specialty Retail 10.5%
Dick’s Sporting Goods, Inc.	450,903	23,992,549
DSW, Inc., Class A	240,520	21,086,388
O’Reilly Automotive, Inc.*	283,515	35,101,992
Tractor Supply Co.	655,199	46,748,449
Ulta Salon Cosmetics & Fragrance, Inc.*	245,515	31,634,608

		158,563,986

Textiles, Apparel & Luxury Goods 2.3%
Under Armour, Inc., Class A*	423,263	34,347,792

Trading Companies & Distributors 2.3%
Beacon Roofing Supply, Inc.*	423,242	14,690,730
Fastenal Co.	394,413	19,641,767

		34,332,497

Total Common Stocks (cost $1,120,199,168)		1,488,855,425

Mutual Fund 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	29,291,408	29,291,408

Total Mutual Fund (cost $29,291,408)		29,291,408

Total Investments (cost $1,149,490,576) (b) — 100.7%		1,518,146,833
Liabilities in excess of other assets — (0.7%)		(10,804,887)

NET ASSETS — 100.0%		$1,507,341,946

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $1,149,921,643, tax unrealized appreciation and depreciation were $382,650,469 and $(14,425,279), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.6%

	Shares	Market Value
Air Freight & Logistics 1.2%
Echo Global Logistics, Inc.*	86,033	$1,583,868

Airlines 2.2%
Allegiant Travel Co.	27,577	2,875,454

Capital Markets 1.0%
Affiliated Managers Group, Inc.*	6,331	1,249,993

Chemicals 3.9%
Balchem Corp.	46,857	2,683,032
Sensient Technologies Corp.	45,124	2,352,314

		5,035,346

Commercial Banks 4.1%
Bank of the Ozarks, Inc.	52,321	2,588,843
Texas Capital Bancshares, Inc.*	49,942	2,599,481

		5,188,324

Commercial Services & Supplies 2.8%
Healthcare Services Group, Inc.	91,657	2,510,485
Team, Inc.*	28,924	1,078,576

		3,589,061

Distributors 1.7%
LKQ Corp.*	64,951	2,145,332

Diversified Financial Services 2.7%
MarketAxess Holdings, Inc.	53,831	3,511,396

Electrical Equipment 1.9%
Acuity Brands, Inc.	24,746	2,487,220

Electronic Equipment, Instruments & Components 1.2%
Cognex Corp.	47,545	1,485,781

Energy Equipment & Services 1.9%
Dril-Quip, Inc.*	20,756	2,437,170

Food Products 3.3%
J&J Snack Foods Corp.	28,185	2,411,791
TreeHouse Foods, Inc.*	24,586	1,801,170

		4,212,961

Health Care Equipment & Supplies 8.2%
ABIOMED, Inc.*	87,672	2,102,374
Cantel Medical Corp.	117,303	4,117,335
Haemonetics Corp.*	40,494	1,642,437
Neogen Corp.*	57,168	2,642,305

		10,504,451

Health Care Providers & Services 4.4%
IPC The Hospitalist Co., Inc.*	39,722	2,176,368
MWI Veterinary Supply, Inc.*	21,725	3,446,454

		5,622,822

Health Care Technology 3.1%
Medidata Solutions, Inc.*	35,927	3,963,107

Hotels, Restaurants & Leisure 2.8%
Chuy’s Holdings, Inc.*	50,906	1,914,066
Panera Bread Co., Class A*	10,670	1,685,006

		3,599,072

Internet Software & Services 2.7%
Envestnet, Inc.*	58,234	2,113,894
NIC, Inc.	55,936	1,377,145

		3,491,039

Life Sciences Tools & Services 4.1%
PAREXEL International Corp.*	61,480	2,810,251
Techne Corp.	27,381	2,392,825

		5,203,076

Machinery 12.0%
Barnes Group, Inc.	66,461	2,362,024
Chart Industries, Inc.*	25,003	2,687,072
Donaldson Co., Inc.	49,878	1,975,668
Middleby Corp. (The)*	15,940	3,628,741
Proto Labs, Inc.*	22,143	1,856,912
RBC Bearings, Inc.*	41,265	2,838,619

		15,349,036

Oil, Gas & Consumable Fuels 6.9%
Bonanza Creek Energy, Inc.*	39,819	2,012,452
Gulfport Energy Corp.*	43,001	2,523,729
Rosetta Resources, Inc.*	27,382	1,641,277
SM Energy Co.	29,567	2,619,932

		8,797,390

Professional Services 1.6%
Advisory Board Co. (The)*	30,435	2,087,841

Road & Rail 2.5%
Genesee & Wyoming, Inc., Class A*	19,443	1,941,189
Marten Transport Ltd.	74,978	1,322,612

		3,263,801

Software 13.2%
Bottomline Technologies de, Inc.*	65,561	2,059,927
Concur Technologies, Inc.*	28,924	3,025,450
FactSet Research Systems, Inc.	9,031	983,837
Interactive Intelligence Group, Inc.*	45,475	2,794,439
Tyler Technologies, Inc.*	47,975	4,639,662
Ultimate Software Group, Inc. (The)*	22,529	3,480,280

		16,983,595

Specialty Retail 6.0%
Hibbett Sports, Inc.*	40,430	2,358,282
Monro Muffler Brake, Inc.	37,119	1,707,474
Ulta Salon Cosmetics & Fragrance, Inc.*	18,672	2,405,887
Vitamin Shoppe, Inc.*	26,899	1,261,832

		7,733,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	42,904	$1,489,198

Total Common Stocks (cost $89,514,071)		123,889,809

Mutual Fund 3.4%

	Shares	Market Value
Money Market Fund 3.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	4,362,092	4,362,092

Total Mutual Fund (cost $4,362,092)		4,362,092

Total Investments (cost $93,876,163) (b) — 100.0%		128,251,901
Liabilities in excess of other assets — 0.0%		(25,693)

NET ASSETS — 100.0%		$128,226,208

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $93,954,911, tax unrealized appreciation and depreciation were $34,764,590 and $(467,600), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund

Bank Loan 0.1%

	Principal Amount	Market Value
Food Products 0.1%
HJ Heinz Co., Term Loan, 2.54%, 06/07/19(a)	$29,925	$30,078

Total Bank Loan (cost $29,780)		30,078

Common Stocks 61.9%

	Shares	Market Value
Aerospace & Defense 1.8%
Boeing Co. (The)	2,460	$321,030
Honeywell International, Inc.	2,400	208,152

		529,182

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	1,470	144,413

Beverages 1.2%
Anheuser-Busch InBev NV ADR-BE	1,840	190,863
Coca-Cola Co. (The)	4,340	171,734

		362,597

Biotechnology 1.8%
Amgen, Inc.	1,865	216,340
Gilead Sciences, Inc. *	3,360	238,527
Vertex Pharmaceuticals, Inc. *	1,310	93,455

		548,322

Capital Markets 0.7%
Charles Schwab Corp. (The)	8,695	196,942

Chemicals 4.7%
Ecolab, Inc.	7,730	819,380
Praxair, Inc.	4,560	568,678

		1,388,058

Commercial Banks 5.2%
U.S. Bancorp	16,885	630,824
Wells Fargo & Co.	21,580	921,250

		1,552,074

Commercial Services & Supplies 1.1%
Stericycle, Inc. *	2,690	312,578

Communications Equipment 1.2%
QUALCOMM, Inc.	5,175	359,507

Computers & Peripherals 2.7%
Apple, Inc.	715	373,480
EMC Corp.	17,910	431,094

		804,574

Diversified Financial Services 1.0%
Citigroup, Inc.	6,005	292,924

Electric Utilities 0.7%
ITC Holdings Corp.	1,970	198,162

Electronic Equipment, Instruments & Components 1.0%
FEI Co.	3,370	300,200

Energy Equipment & Services 1.9%
Halliburton Co.	6,690	354,771
Schlumberger Ltd.	2,145	201,029

		555,800

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	2,350	277,300

Food Products 0.9%
Kraft Foods Group, Inc.	1,756	95,491
Mondelez International, Inc., Class A	4,725	158,949

		254,440

Health Care Equipment & Supplies 0.9%
Covidien PLC	4,335	277,917

Hotels, Restaurants & Leisure 0.9%
Yum! Brands, Inc.	4,085	276,228

Household Products 1.0%
Procter & Gamble Co. (The)	3,510	283,433

Industrial Conglomerates 2.7%
Danaher Corp.	11,240	810,292

Information Technology Services 0.9%
Accenture PLC, Class A	3,745	275,257

Insurance 1.0%
Arch Capital Group Ltd. *	5,320	308,347

Internet Software & Services 1.1%
Google, Inc., Class A *	305	314,327

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	4,205	213,446
Bruker Corp. *	5,565	113,804

		327,250

Machinery 0.9%
Pall Corp.	3,365	270,950

Media 0.6%
Discovery Communications, Inc., Class A *	2,170	192,956

Multiline Retail 1.6%
Dollar Tree, Inc. *	5,125	299,300
Target Corp.	2,750	178,173

		477,473

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	2,205	210,115
Chevron Corp.	1,065	127,757
EOG Resources, Inc.	1,545	275,628
Exxon Mobil Corp.	2,765	247,799

		861,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals 4.4%
Allergan, Inc.	2,445	$221,541
Johnson & Johnson	4,525	419,060
Merck & Co., Inc.	5,980	269,638
Pfizer, Inc.	13,342	409,333

		1,319,572

Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.	5,890	467,371

Road & Rail 2.0%
J.B. Hunt Transport Services, Inc.	4,860	364,646
Kansas City Southern	1,985	241,217

		605,863

Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	9,865	486,344

Software 2.4%
ANSYS, Inc. *	3,410	298,204
Microsoft Corp.	11,760	415,716

		713,920

Specialty Retail 4.2%
Dick’s Sporting Goods, Inc.	4,350	231,463
PetSmart, Inc.	2,580	187,721
Ross Stores, Inc.	1,905	147,352
Sally Beauty Holdings, Inc. *	10,755	283,071
TJX Cos., Inc.	6,620	402,430

		1,252,037

Tobacco 1.5%
Altria Group, Inc.	2,515	93,634
Philip Morris International, Inc.	4,095	364,946

		458,580

Trading Companies & Distributors 1.3%
W.W. Grainger, Inc.	1,440	387,317

Total Common Stocks (cost $14,156,699)		18,443,806

Asset-Backed Securities 2.7%

	Principal Amount	Market Value
Auto Floor Plan 0.5%
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15%, 01/15/16	$150,000	$150,419

Automobiles 1.1%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21 (a)(b)	58,139	57,956
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.85%, 11/20/14 (b)	33,333	33,350
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	70,000	70,013
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	100,000	101,624
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	75,000	75,623

		338,566

Credit Card 0.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.41%, 05/15/20 (a)	75,000	74,822

Electric Utilities 0.5%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	140,333	140,062

Other 0.2%
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	49,500	49,233

Student Loan 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24 (a)(b)	55,530	55,660

Total Asset-Backed Securities (cost $808,428)		808,762

Collateralized Mortgage Obligations 0.5%

	Principal Amount	Market Value
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	23,282	23,576
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	27,025	27,216
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	30,456	30,523
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	48,361	46,175
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.39%, 12/25/33 (a)	10,457	10,642

Total Collateralized Mortgage Obligations (cost $139,921)		138,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4 5.01%, 02/15/38 (a)	$141,867	$146,717
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (b)	69,404	73,124
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1 1.23%, 11/15/45	100,000	100,134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1 1.31%, 08/15/46	224,493	225,119

Total Commercial Mortgage Backed Securities (cost $533,928)		545,094

Corporate Bonds 21.6%

	Principal Amount	Market Value
Aerospace & Defense 0.1%
United Technologies Corp., 3.10%, 06/01/22	$25,000	$24,715

Airlines 1.8%
British Airways PLC, 4.63%, 06/20/24 (b)	120,000	122,300
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	89,210	94,005
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	114,415	124,283
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	120,000	114,600
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	70,000	70,000

		525,188

Automobiles 0.4%
General Motors Co., 3.50%, 10/02/18 (b)	125,000	127,500

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13	125,000	26,569

Chemicals 0.3%
Dow Chemical Co. (The), 4.25%, 11/15/20	75,000	79,856

Commercial Banks 2.7%
Bank of Montreal, 2.38%, 01/25/19	150,000	151,760
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	75,000	73,621
BB&T Corp., 2.15%, 03/22/17	100,000	102,358
Capital One Financial Corp. 1.00%, 11/06/15	25,000	24,956
4.75%, 07/15/21	125,000	134,117
Fifth Third Bank, 1.45%, 02/28/18	105,000	102,826
Wells Fargo & Co. 5.63%, 12/11/17	50,000	57,734
1.50%, 01/16/18	70,000	69,653
Westpac Banking Corp., 2.25%, 07/30/18	75,000	76,037

		793,062

Computers & Peripherals 0.4%
Hewlett-Packard Co., 4.38%, 09/15/21	125,000	124,679

Consumer Finance 0.5%
Ford Motor Credit Co. LLC 5.00%, 05/15/18	100,000	110,808
2.88%, 10/01/18	50,000	50,923

		161,731

Containers & Packaging 0.3%
Ball Corp. 7.38%, 09/01/19	65,000	70,363
6.75%, 09/15/20	25,000	27,250

		97,613

Diversified Financial Services 2.5%
Bank of America Corp. 5.65%, 05/01/18	100,000	113,832
1.28%, 01/15/19 (a)	50,000	50,127
Citigroup, Inc., 1.75%, 05/01/18	125,000	122,489
General Electric Capital Corp., 2.30%, 04/27/17	125,000	128,880
JPMorgan Chase & Co., 4.25%, 10/15/20	125,000	133,407
KE Export Leasing LLC, Series 2011-II, 0.52%, 05/19/24 (a)	48,981	48,746
MSN 41079 and 41084 Ltd., 1.63%, 12/14/24	94,262	90,378
NASDAQ OMX Group, Inc. (The), 5.25%, 01/16/18	50,000	54,791

		742,650

Diversified Telecommunication Services 1.1%
AT&T, Inc., 3.00%, 02/15/22	150,000	140,895
Verizon Communications, Inc., 6.55%, 09/15/43	35,000	40,722
Verizon Maryland LLC, 8.00%, 10/15/29	75,000	89,770
Verizon New England, Inc., 7.88%, 11/15/29	50,000	60,050

		331,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 1.2%
CVS Caremark Corp., 2.75%, 12/01/22	$125,000	$116,991
Kroger Co. (The), 3.40%, 04/15/22	125,000	121,915
Walgreen Co., 3.10%, 09/15/22	125,000	119,253

		358,159

Food Products 0.5%
Unilever Capital Corp., 2.20%, 03/06/19	75,000	76,164
WM Wrigley Jr Co., 2.40%, 10/21/18 (b)	60,000	60,554

		136,718

Gas Utilities 1.3%
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	60,000	64,016
Energy Transfer Partners LP, 9.70%, 03/15/19	100,000	130,673
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	75,000	74,372
Magellan Midstream Partners LP, 6.55%, 07/15/19	100,000	120,000

		389,061

Health Care Providers & Services 0.2%
Laboratory Corp of America Holdings, 4.63%, 11/15/20	50,000	52,828

Household Products 0.4%
Clorox Co. (The), 3.05%, 09/15/22	125,000	120,712

Information Technology Services 0.4%
International Business Machines Corp. 3.38%, 08/01/23	50,000	49,636
6.50%, 01/15/28	50,000	63,917

		113,553

Insurance 1.5%
American International Group, Inc. 4.25%, 09/15/14	150,000	154,544
4.13%, 02/15/24	120,000	123,157
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	50,000	57,810
Berkshire Hathaway, Inc., 3.00%, 02/11/23	125,000	122,187

		457,698

Media 1.0%
Comcast Corp., 5.70%, 07/01/19	50,000	58,611
TCI Communications, Inc., 7.13%, 02/15/28	100,000	127,504
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	100,000	117,413

		303,528

Metals & Mining 0.1%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	25,000	29,877

Multiline Retail 0.4%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	125,000	127,413

Office Electronics 0.2%
Xerox Corp., 2.95%, 03/15/17	50,000	51,466

Oil, Gas & Consumable Fuels 1.7%
BP Capital Markets PLC 1.38%, 11/06/17	125,000	124,190
2.24%, 09/26/18	50,000	50,575
Cimarex Energy Co., 5.88%, 05/01/22	35,000	37,275
Petrobras International Finance Co., 3.88%, 01/27/16	125,000	128,938
Petrohawk Energy Corp. 7.88%, 06/01/15	61,000	62,373
7.25%, 08/15/18	100,000	108,125

		511,476

Paper & Forest Products 0.7%
Georgia-Pacific LLC, 8.00%, 01/15/24	150,000	195,938

Pharmaceuticals 0.9%
AbbVie, Inc. 1.20%, 11/06/15	75,000	75,701
2.90%, 11/06/22	25,000	23,825
Mylan, Inc., 7.88%, 07/15/20 (b)	160,000	183,600

		283,126

Real Estate Investment Trusts (REITs) 0.5%
Boston Properties LP, 4.13%, 05/15/21	125,000	128,683
ERP Operating LP, 4.63%, 12/15/21	25,000	26,927

		155,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	$125,000	$126,257

Total Corporate Bonds (cost $6,381,086)		6,448,420

Municipal Bonds 1.2%

	Principal Amount	Market Value
California 1.2%
California State, GO, 6.20%, 10/01/19	$100,000	118,088
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	50,000	63,007
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	150,000	169,728

Total Municipal Bonds (cost $326,408)		350,823

U.S. Government Mortgage Backed Agencies 4.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11401 6.00%, 09/01/17	$16,563	$17,579
Pool# B14038 4.50%, 05/01/19	8,773	9,272
Pool# G11769 5.00%, 10/01/20	7,393	7,910
Pool# G13201 4.50%, 07/01/23	13,753	14,561
Pool# C90698 4.50%, 08/01/23	200,310	217,306
Pool# G13868 4.50%, 07/01/25	106,031	112,061
Federal National Mortgage Association Pool
Pool# 499842 6.50%, 05/01/14	978	986
Pool# 254196 6.00%, 02/01/17	18,697	19,752
Pool# 254546 5.50%, 12/01/17	19,695	20,811
Pool# 254919 4.00%, 09/01/18	6,123	6,498
Pool# 555872 5.00%, 11/01/18	3,234	3,433
Pool# 725168 4.50%, 02/01/19	24,981	26,491
Pool# 725414 4.50%, 05/01/19	63,443	67,280
Pool# 254800 5.50%, 07/01/23	103,375	112,622
Pool# 311811 8.00%, 05/01/25	9,395	11,237
Pool# AE3066 3.50%, 09/01/25	57,257	60,475
Pool# AE0552 5.00%, 09/01/25	34,613	36,913
Pool# AL0243 4.00%, 01/01/26	39,632	42,058
Pool# 364588 7.00%, 07/01/26	11,499	13,222
Pool# AJ4093 3.50%, 10/01/26	69,814	73,760
Pool# 251335 7.00%, 12/01/27	7,466	8,609
Pool# 251477 6.50%, 01/01/28	5,994	6,700
Pool# 412654 6.00%, 03/01/28	9,013	9,992
Pool# MA0428 4.50%, 06/01/30	212,196	228,542
Pool# 725205 5.00%, 03/01/34	48,782	53,153
Government National Mortgage Association I Pool
Pool# 421686 7.00%, 02/15/26	7,337	8,580
Pool# 412334 7.00%, 10/15/27	9,520	11,180
Pool# 403847 6.50%, 05/15/28	9,539	10,753
Pool# 497505 6.50%, 01/15/29	3,800	4,374
Pool# 462109 7.00%, 03/15/29	13,475	15,963
Pool# 506487 6.00%, 04/15/29	28,306	31,656

Total U.S. Government Mortgage Backed Agencies (cost $1,224,890)		1,263,729

U.S. Treasury Notes 5.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 06/15/16	470,000	470,294
0.63%, 04/30/18	300,000	293,062
1.38%, 05/31/20	400,000	388,375
2.00%, 02/15/23	400,000	384,125

Total U.S. Treasury Notes (cost $1,532,293)		1,535,856

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	204,252	$204,252

Total Mutual Fund (cost $204,252)		204,252

Total Investments (cost $25,337,685) (d) — 99.8%		29,768,952
Other assets in excess of liabilities — 0.2%		47,588

NET ASSETS — 100.0%		$29,816,540

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $934,914 which represents 3.14% of net assets.
(c)	Represents 7-day effective yield as of October 31, 2013.
(d)	At October 31, 2013, the tax basis cost of the Fund’s investments was $25,337,685, tax unrealized appreciation and depreciation were $4,590,254 and $(158,987), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

ADR	American Depositary Receipt
BE	Belgium
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$808,762	$—	$808,762
Bank Loan	—	30,078	—	30,078
Collateralized Mortgage Obligations	—	138,132	—	138,132
Commercial Mortgage Backed Securities	—	545,094	—	545,094
Common Stocks	18,443,806	—	—	18,443,806
Corporate Bonds	—	6,448,420	—	6,448,420
Municipal Bonds	—	350,823	—	350,823
Mutual Fund	204,252	—	—	204,252
U.S. Government Mortgage Backed Agencies	—	1,263,729	—	1,263,729
U.S. Treasury Notes	—	1,535,856	—	1,535,856

Total	$18,648,058	$11,120,894	$—	$29,768,952

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 10.7%

	Principal Amount	Market Value
Auto Floor Plan 0.8%
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15%, 01/15/16	$2,500,000	$2,506,987

Automobiles 5.8%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21 (a)(b)	2,906,973	2,897,822
Avis Budget Rental Car Funding AESOP LLC
Series 2011-1A, Class A, 1.85%, 11/20/14 (b)	466,667	466,906
Series 2011-2A, Class A, 2.37%, 11/20/14 (b)	3,000,000	3,042,002
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	2,750,000	2,750,500
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	3,500,000	3,556,823
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	2,425,000	2,453,412
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	3,800,000	3,831,585

		18,999,050

Electric Utilities 1.4%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	4,811,428	4,802,128

Other 1.5%
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	1,800,000	1,790,277
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A3, 5.09%, 08/01/15	325,106	328,666
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	2,646,516	2,801,603

		4,920,546

Student Loan 1.2%
SLM Student Loan Trust, Series 2011-2, Class A1, 0.77%, 11/25/27 (a)	3,907,926	3,924,685

Total Asset-Backed Securities (cost $34,815,669)		35,153,396

Bank Loans 0.3%

	Principal Amount	Market Value
Food Products 0.3%
HJ Heinz Co., Term Loan, 2.54%, 06/07/19(a)	$997,500	$1,002,587

Total Bank Loans (cost $991,457)		1,002,587

Collateralized Mortgage Obligations 3.1%

	Principal Amount	Market Value
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	1,323,120	1,334,790
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	675,179	683,723
Federal Home Loan Mortgage Corp. REMICS , 6.25%, 01/15/24	1,052,897	1,166,468
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	909,388	918,776
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	965,182	972,000
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	1,725,839	1,729,664
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	2,909,080	2,777,593
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.39%, 12/25/33 (a)	560,924	570,846

Total Collateralized Mortgage Obligations (cost $10,213,262)		10,153,860

Commercial Mortgage Backed Securities 6.7%

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 02/15/38 (a)	$4,728,889	$4,890,558
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	3,146,314	3,314,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-PNC1, Class A4, 5.36%, 06/12/41 (a)	$5,000,000	$5,094,961
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1, 1.23%, 11/15/45	2,000,000	2,002,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	6,929,987	6,949,343

Total Commercial Mortgage Backed Securities (cost $20,926,853)		22,252,478

Corporate Bonds 58.7%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
United Technologies Corp., 3.10%, 06/01/22	$1,500,000	$1,482,896

Airlines 4.4%
British Airways PLC, 4.63%, 06/20/24 (b)	3,600,000	3,669,009
Continental Airlines Pass Through Trust
Series 1998-1, Class B, 6.75%, 03/15/17	418,933	443,021
Series 2010-1, Class A, 4.75%, 01/12/21	2,676,285	2,820,135
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	2,528,572	2,746,662
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	3,250,000	3,103,750
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	1,850,000	1,850,000

		14,632,577

Automobiles 0.7%
General Motors Co., 3.50%, 10/02/18 (b)	2,150,000	2,193,000

Capital Markets 0.3%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13	4,000,000	850,200

Commercial Banks 7.8%
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	4,250,000	4,171,833
BB&T Corp., 2.15%, 03/22/17	1,750,000	1,791,273
Branch Banking & Trust Co., 2.30%, 10/15/18	2,750,000	2,781,788
Capital One Financial Corp.
1.00%, 11/06/15	2,500,000	2,495,594
4.75%, 07/15/21	3,500,000	3,755,274
Fifth Third Bank, 1.45%, 02/28/18	3,250,000	3,182,708
Wells Fargo & Co.
5.63%, 12/11/17	3,000,000	3,464,039
1.50%, 01/16/18	2,000,000	1,990,075
Westpac Banking Corp., 2.25%, 07/30/18	2,125,000	2,154,392

		25,786,976

Computers & Peripherals 1.2%
Hewlett-Packard Co., 4.38%, 09/15/21	4,000,000	3,989,726

Consumer Finance 1.2%
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,700,000	2,991,812
2.88%, 10/01/18	840,000	855,514

		3,847,326

Containers & Packaging 1.4%
Ball Corp.
7.38%, 09/01/19	2,750,000	2,976,875
6.75%, 09/15/20	1,202,000	1,310,180
4.00%, 11/15/23	500,000	460,000

		4,747,055

Diversified Financial Services 6.2%
Bank of America Corp.
5.65%, 05/01/18	3,250,000	3,699,528
1.28%, 01/15/19 (a)	1,150,000	1,152,924
Citigroup, Inc., 1.75%, 05/01/18	2,450,000	2,400,790
General Electric Capital Corp., 2.30%, 04/27/17	4,000,000	4,124,176
JPMorgan Chase & Co., 4.25%, 10/15/20	4,400,000	4,695,947
NASDAQ OMX Group, Inc. (The), 5.25%, 01/16/18	2,750,000	3,013,499
Osprey Aircraft Leasing US-Three LLC, 2.21%, 06/21/25	1,325,345	1,315,283

		20,402,147

Diversified Telecommunication Services 4.3%
AT&T, Inc., 3.00%, 02/15/22	3,850,000	3,616,299
Verizon Communications, Inc., 6.55%, 09/15/43	950,000	1,105,328
Verizon Maryland LLC, 8.00%, 10/15/29	2,980,000	3,566,849
Verizon New England, Inc., 7.88%, 11/15/29	4,925,000	5,914,958

		14,203,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities 1.1%
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	$400,000	$405,000
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,090,363

		3,495,363

Food & Staples Retailing 3.7%
CVS Caremark Corp., 2.75%, 12/01/22	5,000,000	4,679,642
Kroger Co. (The), 3.40%, 04/15/22	3,750,000	3,657,471
Walgreen Co., 3.10%, 09/15/22	4,000,000	3,816,086

		12,153,199

Food Products 0.7%
Unilever Capital Corp., 2.20%, 03/06/19	2,400,000	2,437,250

Gas Utilities 4.1%
Energy Transfer Partners LP, 9.70%, 03/15/19	2,000,000	2,613,460
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	3,750,000	3,718,593
Magellan Midstream Partners LP
6.55%, 07/15/19	3,000,000	3,599,993
4.25%, 02/01/21	500,000	525,300
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/26	2,250,000	2,949,980

		13,407,326

Health Care Providers & Services 1.0%
Laboratory Corp of America Holdings, 4.63%, 11/15/20	3,000,000	3,169,691

Household Products 1.1%
Clorox Co. (The), 3.05%, 09/15/22	3,750,000	3,621,368

Information Technology Services 1.3%
International Business Machines Corp.
3.38%, 08/01/23	2,250,000	2,233,614
6.50%, 01/15/28	1,500,000	1,917,509

		4,151,123

Insurance 3.7%
American International Group, Inc.
4.25%, 09/15/14	4,000,000	4,121,183
4.13%, 02/15/24	2,700,000	2,771,032
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	850,000	982,774
Berkshire Hathaway, Inc., 3.00%, 02/11/23	4,350,000	4,252,092

		12,127,081

Media 3.4%
Comcast Corp., 5.70%, 07/01/19	3,500,000	4,102,734
News America, Inc., 7.75%, 02/01/24	1,000,000	1,200,942
TCI Communications, Inc., 7.13%, 02/15/28	125,000	159,380
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	5,000,000	5,870,644

		11,333,700

Metals & Mining 0.8%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	2,250,000	2,688,888

Multiline Retail 1.2%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	4,000,000	4,077,231

Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co., 5.88%, 05/01/22	1,700,000	1,810,500
Petrobras International Finance Co., 3.88%, 01/27/16	4,000,000	4,126,006
Petrohawk Energy Corp., 7.25%, 08/15/18	4,550,000	4,919,688

		10,856,194

Paper & Forest Products 1.8%
Georgia-Pacific LLC, 8.00%, 01/15/24	4,500,000	5,878,133

Pharmaceuticals 2.2%
AbbVie, Inc., 2.90%, 11/06/22	1,525,000	1,453,348
Mylan, Inc., 7.88%, 07/15/20 (b)	5,000,000	5,737,500

		7,190,848

Real Estate Investment Trusts (REITs) 1.4%
Boston Properties LP, 4.13%, 05/15/21	3,200,000	3,294,281
ERP Operating LP, 4.63%, 12/15/21	1,210,000	1,303,298

		4,597,579

Total Corporate Bonds (cost $188,664,756)		193,320,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Municipal Bonds 4.3%

	Principal Amount	Market Value
California 4.3%
California State, GO, 6.20%, 10/01/19	$4,000,000	$4,723,520
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	2,900,000	3,654,435
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	5,000,000	5,657,600

Total Municipal Bonds (cost $12,592,351)		14,035,555

Sovereign Bond 0.4%

	Principal Amount	Market Value
CANADA 0.4%
Province of Saskatchewan Canada, 9.38%, 12/15/20	$1,000,000	1,381,945

Total Sovereign Bond (cost $1,025,876)		1,381,945

U.S. Government Mortgage Backed Agencies 9.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	$100,125	$104,964
Pool# G11401 6.00%, 09/01/17	374,619	397,604
Pool# E01252 6.00%, 11/01/17	142,179	151,778
Pool# B14038 4.50%, 05/01/19	273,855	289,431
Pool# B15759 4.50%, 07/01/19	1,011,443	1,068,968
Pool# G11678 4.50%, 04/01/20	118,691	125,442
Pool# G11769 5.00%, 10/01/20	228,123	244,069
Pool# G13201 4.50%, 07/01/23	712,010	753,841
Pool# J15482 4.00%, 05/01/26	1,993,832	2,106,764
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.36%, 12/01/34 (a)	1,537,089	1,623,094
Pool# 848134 3.04%, 06/01/39 (a)	485,007	506,818
Federal National Mortgage Association Pool
Pool# 323654 6.50%, 04/01/14	5,024	5,054
Pool# 357119 6.00%, 05/01/16	90,016	94,136
Pool# 254003 6.00%, 10/01/16	139,192	146,511
Pool# 566881 5.50%, 01/01/17	70,285	73,834
Pool# 623489 5.50%, 02/01/17	36,382	38,062
Pool# 555170 6.00%, 11/01/17	273,992	289,107
Pool# 254546 5.50%, 12/01/17	422,931	446,900
Pool# 555872 5.00%, 11/01/18	103,348	109,715
Pool# 735521 5.50%, 03/01/20	2,283,929	2,429,674
Pool# 292234 8.00%, 08/01/24	1,644	1,946
Pool# 931892 4.50%, 09/01/24	1,565,541	1,660,208
Pool# 293495 8.00%, 09/01/24	361	428
Pool# AD6156 4.00%, 05/01/25	673,855	715,102
Pool# 303300 8.50%, 05/01/25	11,455	13,790
Pool# AE3066 3.50%, 09/01/25	3,157,786	3,335,288
Pool# AE0552 5.00%, 09/01/25	1,938,330	2,067,119
Pool# AE5487 3.50%, 10/01/25	1,399,597	1,478,269
Pool# 342718 6.50%, 05/01/26	55,248	61,742
Pool# AJ4093 3.50%, 10/01/26	3,912,353	4,133,492
Pool# 250764 7.50%, 12/01/26	78,322	91,758
Pool# 251497 6.00%, 12/01/27	451	502
Pool# 402854 6.00%, 12/01/27	11,059	12,228
Pool# 406489 6.00%, 12/01/27	1,000	1,003
Pool# 415652 6.50%, 03/01/28	5,647	6,293
Pool# 421427 6.50%, 04/01/28	55,336	62,103
Pool# 432037 6.00%, 07/01/28	102,320	113,189
Pool# 437979 6.00%, 08/01/28	36,626	40,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 444861 6.00%, 10/01/28	$44,786	$49,696
Pool# 446099 6.00%, 10/01/28	23,205	25,604
Pool# 440738 6.00%, 12/01/28	169,234	187,344
Pool# 450653 6.00%, 12/01/28	111,563	123,352
Pool# 453865 6.00%, 12/01/28	50,068	55,554
Pool# 252212 6.50%, 01/01/29	235,896	264,536
Pool# 484939 6.50%, 06/01/29	49,978	55,992
Pool# 504076 6.50%, 06/01/29	108,255	121,072
Pool# 252570 6.50%, 07/01/29	106,505	119,161
Pool# 506638 6.50%, 08/01/29	46,992	52,539
Pool# 535300 6.50%, 05/01/30	130,891	146,390
Pool# 539932 7.00%, 05/01/30	35,820	41,622
Pool# 524343 8.00%, 06/01/30	5,513	6,710
Pool# 725027 5.00%, 11/01/33	1,954,965	2,132,606
Pool# 725205 5.00%, 03/01/34	670,748	730,853
Pool# 829431 2.48%, 01/01/36 (a)	2,210,914	2,340,942
Government National Mortgage Association I Pool
Pool# 206599 8.00%, 05/15/17	881	902
Pool# 348637 7.50%, 05/15/23	40,546	46,642
Pool# 354696 6.50%, 12/15/23	16,104	18,235
Pool# 369270 6.50%, 12/15/23	3,560	4,043
Pool# 368335 6.50%, 01/15/24	5,597	6,364
Pool# 359986 7.50%, 01/15/24	957	1,126
Pool# 362734 7.50%, 01/15/24	537	627
Pool# 368677 7.50%, 01/15/24	19,062	22,324
Pool# 371909 6.50%, 02/15/24	41,071	46,546
Pool# 392055 7.00%, 04/15/24	12,185	13,896
Pool# 442138 8.00%, 11/15/26	87,849	105,415
Pool# 439463 8.00%, 12/15/26	35,379	41,627
Pool# 399109 7.50%, 02/15/27	14,322	17,089
Pool# 435777 7.50%, 02/15/27	4,127	4,925
Pool# 445661 7.50%, 07/15/27	10,889	13,014
Pool# 443887 7.50%, 08/15/27	7,090	8,487
Pool# 450591 7.50%, 08/15/27	1,039	1,244
Pool# 453295 7.50%, 08/15/27	576	688
Pool# 455381 7.50%, 08/15/27	7,548	9,000
Pool# 446699 6.00%, 08/15/28	57,077	64,390
Pool# 460906 6.00%, 09/15/28	46,481	52,266
Pool# 482748 6.00%, 09/15/28	123,991	139,737
Pool# 476969 6.50%, 01/15/29	138,187	157,746
Pool# 781029 6.50%, 05/15/29	263,220	302,184
Pool# 503106 6.50%, 06/15/29	17,326	19,902

Total U.S. Government Mortgage Backed Agencies (cost $31,336,241)		32,353,163

U.S. Treasury Notes 4.4%

	Principal Amount	Market Value
U.S. Treasury Notes
1.00%, 05/31/18	5,000,000	4,959,375
2.00%, 02/15/23	10,000,000	9,603,125

Total U.S. Treasury Notes (cost $15,020,721)		14,562,500

Yankee Dollar 0.5%

	Principal Amount	Market Value

Electric Utilities 0.5%
Hydro Quebec, 8.05%, 07/07/24	1,125,000	1,541,981

Total Yankee Dollar (cost $1,125,000)		1,541,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	1,626,510	$1,626,510

Total Mutual Fund (cost $1,626,510)		1,626,510

Total Investments (cost $318,338,696) (d) — 99.4%		327,384,286
Other assets in excess of liabilities — 0.6%		1,999,719

NET ASSETS — 100.0%		$329,384,005

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $29,418,778 which represents 8.93% of net assets.
(c)	Represents 7-day effective yield as of October 31, 2013.
(d)	At October 31, 2013, the tax basis cost of the Fund’s investments was $318,338,696, tax unrealized appreciation and depreciation were $13,728,296 and $(4,682,706), respectively.

GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$35,153,396	$—	$35,153,396
Bank Loan	—	1,002,587	—	1,002,587
Collateralized Mortgage Obligations	—	10,153,860	—	10,153,860
Commercial Mortgage Backed Securities	—	22,252,478	—	22,252,478
Corporate Bonds	—	193,320,311	—	193,320,311
Municipal Bonds	—	14,035,555	—	14,035,555
Mutual Fund	1,626,510	—	—	1,626,510
Sovereign Bond	—	1,381,945	—	1,381,945
U.S. Government Mortgage Backed Agencies	—	32,353,163	—	32,353,163
U.S. Treasury Notes	—	14,562,500	—	14,562,500
Yankee Dollar	—	1,541,981	—	1,541,981

Total	$1,626,510	$325,757,776	$—	$327,384,286

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 97.3%

	Principal Amount	Market Value
California 97.3%
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	$495,000	$578,209
Series A, 5.00%, 08/01/21	450,000	523,265
Alhambra, Unified School District,Election 2004, GO, AGM Insured, Series B, 5.25%, 08/01/23	1,150,000	1,283,745
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	389,947
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB Series F-1, 5.25%, 04/01/23	1,695,000	1,961,047
Series F-1, 5.00%, 04/01/24	635,000	740,912
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	845,000	965,581
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	897,380
California State, Department of Water Resources, Central Valley Project, Prerefunded Balance, RB, National-RE Insured Series AC, 5.00%, 12/01/21	1,625,000	1,709,630
California State, Department of Water Resources, Central Valley Project, Refunding, ETM, RB, AGM Insured, Series W, 5.50%, 12/01/14	10,000	10,575
California State, Department of Water Resources, Central Valley Project, Refunding, RB, Series AE, 5.00%, 12/01/22	3,085,000	3,566,414
California State, Department of Water Resources, Power Supply Revenue, RB, Sub-Series F-5, 5.00%, 05/01/22	1,325,000	1,529,129
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured Series H, 5.00%, 05/01/21	1,485,000	1,719,392
Series H, 5.00%, 05/01/22	1,705,000	1,971,696
California State, Economic Recovery, National-RE Insured, GO, Series A, 5.00%, 07/01/15	1,250,000	1,291,625
California State, Economic Recovery, Refunding, GO Series A, 5.00%, 07/01/20	555,000	653,968
Series A, 5.25%, 07/01/21	4,000,000	4,767,120
California State, Educational Facilities Authority Revenue, Santa Clara University, RB 5.25%, 04/01/23	250,000	279,520
5.25%, 04/01/24	695,000	769,990
California State, Educational Facilities Authority Revenue, Stanford University, ETM, RB, Series P, 5.25%, 12/01/13	400,000	401,700
California State, GO, 5.00%, 11/01/24	2,000,000	2,272,240
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,782,450
Series G, 5.00%, 12/01/21	1,000,000	1,215,090
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,734,680
California State, Refunding, GO, AMBAC Insured, 5.00%, 11/01/17	1,000,000	1,161,780
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	291,761
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	945,000	1,054,374
Series A, 5.00%, 11/01/26	1,500,000	1,656,690
California State, Various Purposes, GO 5.25%, 10/01/21	1,000,000	1,151,100
5.63%, 04/01/25	2,030,000	2,328,410
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	784,884
Cerritos, Community College District, Election 2004, GO Series C, 5.25%, 08/01/24	450,000	514,597
Series C, 5.25%, 08/01/25	750,000	846,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	$1,000,000	$1,181,730
Chaffey, Unified High School District, Refunding, GO, National-RE FGIC Insured, 5.00%, 08/01/15	1,100,000	1,190,431
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,131,517
Citrus, Community College District, Election 2004, GO, Series C, 5.25%, 06/01/25	545,000	615,163
Corona-Norco, Unified School District, Election 2006, GO, Series E, 5.00%, 08/01/16	920,000	1,029,922
Corona-Norco, Unified School District, Election 2006, GO, AGM Insured, Series A, 5.00%, 08/01/17	505,000	581,583
Desert Sands, Unified School District, Election 2001, GO 5.75%, 08/01/19	865,000	1,033,761
5.25%, 08/01/20	610,000	706,136
5.25%, 08/01/22	800,000	918,096
5.50%, 08/01/25	590,000	677,975
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,499,837
El Camino, Community College District, Refunding, GO, AGM Insured, 5.00%, 08/01/16	1,000,000	1,079,630
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	848,369
Fontana, Unified School District, Unrefunded Balance, GO, AGM Insured, Series A, 5.25%, 08/01/19	40,000	41,436
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,194,360
Gilroy, Unified School District, Election 2008, GO, AGM Insured Series A, 5.25%, 08/01/22	1,945,000	2,248,634
Series A, 6.00%, 08/01/25	1,400,000	1,645,966
Grant, Joint Union High School District, Election 2006, GO, AGM Insured, 5.00%, 08/01/21	975,000	1,092,205
Hayward, Unified School District, Election 2008, GO, 5.00%, 08/01/25	1,000,000	1,076,500
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	2,819,518
Kern, High School District, Refunding, GO 4.00%, 08/01/18	430,000	486,988
4.00%, 08/01/19	740,000	838,894
5.00%, 08/01/22	575,000	683,721
Lincoln, Unified School District, San Joaquin County, Refunding, GO, 4.00%, 08/01/19	500,000	563,735
Long Beach, Community College District, Election 2008, Refunding, GO, Series A, 5.00%, 06/01/24	465,000	520,340
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,087,507
Long Beach, Unified School District, Election 2008, GO Series A, 4.00%, 08/01/14	180,000	185,067
Series A, 5.25%, 08/01/24	200,000	230,766
Series A, 5.25%, 08/01/25	1,640,000	1,892,281
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,570,000	1,795,374
Los Angeles County, Public Works Financing Authority Revenue, Regional Park & Open Space, Special Assessment, Refunding, AGM Insured, 5.00%, 10/01/15	445,000	484,583
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB Series C, 5.25%, 05/15/21	1,000,000	1,143,220
Series D, 5.00%, 05/15/24	1,100,000	1,245,178
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	571,420
Series A, 5.00%, 05/15/23	1,000,000	1,149,100
Los Angeles, Community College District, Election 2001, GO, National-RE FGIC Insured, Series A, 5.00%, 08/01/23	500,000	564,285
Los Angeles, Community College District, Election 2003, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,118,950
Series E, 5.00%, 08/01/23	1,360,000	1,510,103
Los Angeles, Community College District, Election 2008, GO Series A, 5.50%, 08/01/22	1,695,000	1,984,353
Series A, 5.50%, 08/01/24	1,200,000	1,395,024

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Los Angeles, GO, Series A, 5.00%, 09/01/24	$950,000	$1,101,354
Los Angeles, GO, National-RE Insured, Series 2006-A, 5.00%, 09/01/24	1,430,000	1,572,943
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,447,160
Series A, 5.25%, 08/01/21	350,000	407,834
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,515,000	2,947,303
Los Angeles, Refunding, GO, AGM Insured, Series B, 5.00%, 09/01/16	1,080,000	1,169,532
Los Angeles, Unified School District, Elcetion 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,168,210
Los Angeles, Unified School District, Elcetion 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,167,716
Los Angeles, Unified School District, Election 2008, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	757,656
Los Angeles, Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 07/01/16	2,270,000	2,544,761
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,802,336
Los Angeles, Water & Power Department Revenue, Power System, RB, Series A-2, 5.00%, 07/01/15	575,000	621,098
Los Angeles, Water & Power Department Revenue, Power System, RB, AGM Insured, Sub-Series A-2, 5.00%, 07/01/25	2,000,000	2,131,720
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,697,204
Series A, 5.00%, 07/01/22	2,380,000	2,833,009
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,824,584
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,671,465
Modesto, Irrigation District, Electric Revenue, Refunding, Series A, 5.00%, 07/01/21	750,000	883,808
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	631,407
Series A, 5.00%, 07/01/22	1,525,000	1,769,275
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,365,470
Series B-2, 5.00%, 07/01/24	2,000,000	2,280,280
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,431,340
5.00%, 08/01/26	300,000	329,340
North Orange County, Community College District, Refunding, Prerefunded Balance, GO, National-RE Insured, 5.00%, 08/01/23	2,295,000	2,483,947
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	1,175,000	1,307,423
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	867,406
Orange County, Sanitation District, COP, AGM Insured Series B, 5.00%, 02/01/17	530,000	604,348
Series B, 5.00%, 02/01/21	500,000	562,380
Series B, 5.00%, 02/01/23	2,615,000	2,935,913
Series B, 5.00%, 02/01/25	1,200,000	1,342,068
Orange County, Water District Revenue, COP, National-RE Insured, Series B, 5.00%, 08/15/24	750,000	791,918
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	563,445
Paramount, Unified School District, Refunding, GO, AGM Insured, 5.00%, 09/01/15	1,000,000	1,078,120
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,645,978
Port of Oakland, Intermediate Lien, Refunding, RB, National-RE Insured, Series B, 5.00%, 11/01/18	1,875,000	2,123,306
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	370,000	429,204
Series A, 5.00%, 06/01/22	1,525,000	1,718,202
Series A, 5.00%, 06/01/24	1,160,000	1,289,421
Riverside, Community College District, Refunding, GO, AGM Insured, 5.00%, 08/01/19	1,750,000	1,887,113
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,182,510
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,910,072
Series U, 5.00%, 08/15/24	595,000	666,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	$1,140,000	$1,327,348
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,311,629
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	459,278
Series A, 5.00%, 08/01/20	1,000,000	1,195,840
San Diego County, Water Authority Revenue, Refunding, COP, AGM Insured, Series A, 5.00%, 05/01/20	1,030,000	1,174,746
San Diego County, Water Authority Revenue, Refunding, COP, National-RE FGIC Insured, Series A, 5.25%, 05/01/16	1,325,000	1,477,786
San Diego County, Water Authority Revenue, Unrefunded Balance, COP, AGM Insured, Series A, 5.00%, 05/01/26	365,000	386,009
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	674,391
5.00%, 08/01/21	400,000	482,800
5.00%, 08/01/24	1,000,000	1,175,720
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,725,000	4,359,666
Series A, 5.25%, 05/15/26	1,675,000	1,923,151
San Diego, Public Facilities Financing Authority, Water revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,159,120
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, National-RE FGIC Insured 5.25%, 05/01/19	2,150,000	2,573,808
5.00%, 05/01/22	2,000,000	2,175,040
San Francisco City & County, Earthquake Saftey, GO, Series E, 5.00%, 06/15/26	1,000,000	1,164,280
San Francisco City & County, General Hospital Improvement, GO, Series A, 5.25%, 06/15/24	250,000	288,838
San Francisco City & County, Public Utilities Commission, Water Revenue, RB, AGM Insured, Series A, 5.00%, 11/01/23	1,000,000	1,099,980
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	882,338
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,102,475
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	594,925
San Francisco, Community College District, Election 2001, GO, National-RE Insured, Series B, 5.00%, 06/15/20	2,085,000	2,113,752
San Joaquin County, Delta Community College District, Election 2004, Refunding, GO, AGM Insured, Series A, 4.50%, 08/01/15	1,050,000	1,125,632
San Jose, Unified School District, Santa Clara County, Election 2002, GO, National-RE FGIC Insured, Series C, 5.00%, 08/01/20	835,000	927,885
San Juan, Unified School District, Election 2002, GO, AGM Insured, 5.00%, 08/01/26	1,560,000	1,708,855
San Juan, Unified School District, Refunding, GO, Series C, 5.00%, 08/01/19	625,000	743,900
San Lorenzo, Unified School District, Alameda County, Election 2008, GO, AGM Insured, Series A, 5.00%, 08/01/22	325,000	364,689
San Mateo County, Transit District, Sales Tax Revenue Crossover, Refunding, GO, National-RE Insured, Series A, 5.25%, 06/01/16	2,150,000	2,400,045
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,128,170
San Rafael, Elementary School District, Refunding, GO, 5.00%, 08/01/24	325,000	370,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Santa Clara, Valley Transportation Authority, Sales Tax Revenue, Measure A, Refunding, RB, AMBAC Insured, Series A, 5.00%, 04/01/25	$400,000	$441,288
Santa Maria, Joint Unified High School District, Election 2000, ETM, GO, AGM Insured, Series A, 5.50%, 08/01/15	510,000	556,532
Santa Maria, Joint Unified High School District, Refunding, GO, AMBAC Insured, 5.00%, 08/01/17	500,000	555,930
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,206,924
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,428,846
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,362,588
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,186,080
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	712,112
Torrance, Unified School District, Election 2008, Measure Z, GO, 5.50%, 08/01/25	1,000,000	1,155,830
University of California, Generated Revenue, RB, Series O, 5.50%, 05/15/22	2,000,000	2,359,040
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 05/15/24	2,270,000	2,641,871
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	562,690
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	590,165
5.00%, 08/01/22	500,000	591,960
5.00%, 08/01/24	300,000	346,152
West valley Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,891,940

		208,277,806

Total Municipal Bonds (cost $198,555,680)		208,277,806

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Goldman Sachs Tax Exempt California - Institutional Shares, 0.00%	4,339,151	4,339,151

Total Mutual Fund (cost $4,339,151)		4,339,151

Total Investments (cost $202,894,831) (a) — 99.3%		212,616,957
Other assets in excess of liabilities — 0.7%		1,505,602

NET ASSETS — 100.0%		$214,122,559

(a)	At October 31, 2013, the tax basis cost of the Fund’s investments was $202,894,831, tax unrealized appreciation and depreciation were $10,611,399 and $(889,273), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$208,277,806	$—	$208,277,806
Mutual Fund	4,339,151	—	—	4,339,151

Total	$4,339,151	$208,277,806	$—	$212,616,957

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 3.7%
Boeing Co. (The)	12,400	$1,618,200
Lockheed Martin Corp.	4,500	600,030

		2,218,230

Automobiles 0.8%
Ford Motor Co.	28,500	487,635

Beverages 4.6%
Beam, Inc.	13,300	895,090
Coca-Cola Co. (The)	46,920	1,856,624

		2,751,714

Biotechnology 1.9%
Biogen Idec, Inc.*	2,400	586,056
Celgene Corp.*	1,400	207,886
Pharmacyclics, Inc.*	2,600	308,464

		1,102,406

Capital Markets 2.9%
Goldman Sachs Group, Inc. (The)	10,600	1,705,116

Chemicals 4.3%
Huntsman Corp.	13,200	306,504
Monsanto Co.	4,700	492,936
PPG Industries, Inc.	6,300	1,150,254
Praxair, Inc.	4,967	619,435

		2,569,129

Commercial Banks 4.8%
Regions Financial Corp.	53,900	519,057
Wells Fargo & Co.	55,045	2,349,871

		2,868,928

Commercial Services & Supplies 0.4%
Tyco International Ltd.	6,400	233,920

Communications Equipment 4.3%
Cisco Systems, Inc.	26,900	605,250
QUALCOMM, Inc.	27,875	1,936,476

		2,541,726

Computers & Peripherals 1.6%
Apple, Inc.	1,815	948,065

Consumer Finance 1.1%
Discover Financial Services	13,000	674,440

Diversified Consumer Services 0.7%
Service Corp. International	22,700	408,827

Diversified Financial Services 0.5%
Citigroup, Inc.	6,400	312,192

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	9,000	454,590

Electric Utilities 1.1%
Great Plains Energy, Inc.	29,000	679,760

Energy Equipment & Services 0.9%
Dril-Quip, Inc.*	4,700	551,874

Food & Staples Retailing 0.3%
CVS Caremark Corp.	2,440	151,914

Food Products 1.4%
Hillshire Brands Co.	25,000	820,750

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	37,300	1,363,315

Health Care Providers & Services 2.9%
Aetna, Inc.	8,400	526,680
Cardinal Health, Inc.	3,900	228,774
McKesson Corp.	6,000	938,040

		1,693,494

Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	5,800	559,816
Starbucks Corp.	5,400	437,670
Starwood Hotels & Resorts Worldwide, Inc.	3,879	285,572

		1,283,058

Household Durables 0.2%
Taylor Morrison Home Corp., Class A*	6,200	137,888

Household Products 3.2%
Procter & Gamble Co. (The)	23,200	1,873,400

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.*	17,800	359,026

Industrial Conglomerates 2.6%
General Electric Co.	58,055	1,517,558

Information Technology Services 2.4%
Amdocs Ltd.	15,000	576,750
Computer Sciences Corp.	10,200	502,452
CoreLogic, Inc.*	9,700	322,719

		1,401,921

Insurance 3.9%
Allied World Assurance Co. Holdings AG	3,600	389,844
Allstate Corp. (The)	5,730	304,034
HCC Insurance Holdings, Inc.	3,250	148,362
Travelers Cos., Inc. (The)	17,300	1,492,990

		2,335,230

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	800	291,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 2.7%
eBay, Inc.*	16,300	$859,173
Google, Inc., Class A*	700	721,406

		1,580,579

Leisure Equipment & Products 0.4%
Mattel, Inc.	4,900	217,413

Machinery 1.9%
Crane Co.	3,500	222,250
Ingersoll-Rand PLC	13,100	884,643

		1,106,893

Media 2.6%
Liberty Media Corp., Series A*	5,000	764,550
Time Warner, Inc.	8,100	556,794
Viacom, Inc., Class B	2,700	224,883

		1,546,227

Multi-Utilities 1.9%
Ameren Corp.	19,000	687,420
DTE Energy Co.	6,000	414,840

		1,102,260

Office Electronics 1.5%
Xerox Corp.	91,700	911,498

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	4,300	409,747
Cabot Oil & Gas Corp.	17,600	621,632
Chevron Corp.	14,900	1,787,404
EOG Resources, Inc.	3,900	695,760
Occidental Petroleum Corp.	7,171	688,990
Phillips 66	8,700	560,541
Southwestern Energy Co.*	4,800	178,656

		4,942,730

Pharmaceuticals 5.6%
AbbVie, Inc.	10,700	518,415
Allergan, Inc.	6,800	616,148
Eli Lilly & Co.	3,600	179,352
Johnson & Johnson	3,240	300,056
Pfizer, Inc.	55,717	1,709,398

		3,323,369

Real Estate Investment Trusts (REITs) 2.0%
Equity Lifestyle Properties, Inc.	4,400	167,156
General Growth Properties, Inc.	9,300	197,439
Prologis, Inc.	15,161	605,682
Vornado Realty Trust	2,300	204,838

		1,175,115

Road & Rail 3.2%
AMERCO	1,000	201,930
Union Pacific Corp.	11,000	1,665,400

		1,867,330

Software 5.2%
Activision Blizzard, Inc.	18,200	302,848
Adobe Systems, Inc.*	7,900	428,180
CA, Inc.	13,630	432,889
Citrix Systems, Inc.*	3,200	181,696
Microsoft Corp.	31,725	1,121,479
Oracle Corp.	10,138	339,623
Rovi Corp.*	17,400	291,624

		3,098,339

Specialty Retail 2.5%
Home Depot, Inc. (The)	10,083	785,365
Lowe’s Cos., Inc.	8,900	443,042
Signet Jewelers Ltd.	3,800	283,708

		1,512,115

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	2,200	166,672

Tobacco 2.3%
Philip Morris International, Inc.	15,290	1,362,645

Wireless Telecommunication Services 0.8%
Telephone & Data Systems, Inc.	14,600	455,228

Total Common Stocks (cost $45,682,613)		58,105,743

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	1,056,070	1,056,070

Total Mutual Fund (cost $1,056,070)		1,056,070

Total Investments (cost $46,738,683) (b) — 99.9%		59,161,813
Other assets in excess of liabilities — 0.1%		30,728

NET ASSETS — 100.0%		$59,192,541

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $47,075,531, tax unrealized appreciation and depreciation were $12,522,075 and $(435,793), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At October 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
13	E-Mini S&P 500	12/20/13	$1,138,150	$35,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$35,244

Total		$35,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The)	9,545	$1,245,622
Honeywell International, Inc.	8,935	774,933

		2,020,555

Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	8,100	795,744

Beverages 4.4%
Anheuser-Busch InBev NV, ADR-BE	20,367	2,112,669
Coca-Cola Co. (The)	25,949	1,026,802

		3,139,471

Biotechnology 3.1%
Amgen, Inc.	7,095	823,020
Gilead Sciences, Inc.*	12,835	911,157
Vertex Pharmaceuticals, Inc.*	6,720	479,405

		2,213,582

Capital Markets 1.1%
Charles Schwab Corp. (The)	34,325	777,461

Chemicals 11.0%
Ecolab, Inc.	43,705	4,632,730
Monsanto Co.	8,000	839,040
Praxair, Inc.	19,461	2,426,981

		7,898,751

Commercial Services & Supplies 2.9%
Stericycle, Inc.*	17,924	2,082,769

Communications Equipment 2.8%
QUALCOMM, Inc.	29,142	2,024,495

Computers & Peripherals 5.3%
Apple, Inc.	4,362	2,278,490
EMC Corp.	64,453	1,551,384

		3,829,874

Diversified Financial Services 0.6%
Citigroup, Inc.	8,195	399,752

Electric Utilities 1.3%
ITC Holdings Corp.	9,162	921,606

Electronic Equipment, Instruments & Components 1.9%
FEI Co.	15,220	1,355,798

Energy Equipment & Services 1.5%
Halliburton Co.	20,560	1,090,297

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	9,705	1,145,190

Food Products 1.7%
Kraft Foods Group, Inc.	7,940	431,777
Mondelez International, Inc., Class A	23,965	806,183

		1,237,960

Health Care Equipment & Supplies 1.6%
Covidien PLC	18,320	1,174,495

Hotels, Restaurants & Leisure 1.7%
Yum! Brands, Inc.	17,775	1,201,946

Industrial Conglomerates 3.7%
Danaher Corp.	36,836	2,655,507

Information Technology Services 2.2%
Accenture PLC, Class A	21,130	1,553,055

Internet Software & Services 3.5%
Google, Inc., Class A*	2,430	2,504,309

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	16,625	843,885
Bruker Corp.*	20,395	417,078

		1,260,963

Machinery 1.5%
Pall Corp.	13,370	1,076,552

Media 1.0%
Discovery Communications, Inc., Class A*	8,375	744,705

Multiline Retail 2.7%
Dollar Tree, Inc.*	21,575	1,259,980
Target Corp.	10,660	690,661

		1,950,641

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp.	8,535	813,300
EOG Resources, Inc.	5,040	899,136

		1,712,436

Pharmaceuticals 5.8%
Allergan, Inc.	9,430	854,452
Johnson & Johnson	21,625	2,002,691
Novartis AG, ADR-CH	16,725	1,297,024

		4,154,167

Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	26,060	2,067,861

Road & Rail 3.8%
J.B. Hunt Transport Services, Inc.	23,655	1,774,835
Kansas City Southern	7,720	938,134

		2,712,969

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	45,009	2,218,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software 5.2%
ANSYS, Inc.*	15,140	$1,323,993
Microsoft Corp.	67,620	2,390,367

		3,714,360

Specialty Retail 7.9%
Dick’s Sporting Goods, Inc.	23,445	1,247,508
PetSmart, Inc.	10,305	749,792
Ross Stores, Inc.	7,385	571,230
Sally Beauty Holdings, Inc.*	52,140	1,372,325
TJX Cos., Inc.	27,980	1,700,904

		5,641,759

Tobacco 2.9%
Philip Morris International, Inc.	23,184	2,066,158

Trading Companies & Distributors 2.7%
W.W. Grainger, Inc.	7,225	1,943,308

Total Common Stocks (cost $51,869,063)		71,287,440

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	323,388	323,388

Total Mutual Fund (cost $323,388)		323,388

Total Investments (cost $52,192,451) (b) — 100.0%		71,610,828
Liabilities in excess of other assets — 0.0%†		(33,541)

NET ASSETS — 100.0%		$71,577,287

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $52,239,138, tax unrealized appreciation and depreciation were $19,594,062 and $(222,372), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
CH	Switzerland
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.9%

	Principal Amount	Market Value
Alaska 4.8%
Alaska State, International Airports Revenue, Refunding, RB, National-RE Insured, Series D, 5.00%, 10/01/22	$2,055,000	$2,256,225
Anchorage Alaska Schools, GO, Series B, 5.00%, 08/01/24	1,000,000	1,129,070
Anchorage Alaska Schools, Refunding, GO, National-RE FGIC Insured, Series B, 5.00%, 09/01/17	580,000	672,406

		4,057,701

Arizona 2.5%
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,228,124
Tucson Arizona, Water System Revenue, RB, 5.00%, 07/01/21	775,000	879,625

		2,107,749

California 20.5%
Apple Valley Unified School District, California State, Refunding, GO, BAM Insured, 4.00%, 08/01/20	425,000	469,455
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM insured, Series H, 5.00%, 05/01/22	1,000,000	1,156,420
California State, Various Purposes, GO 5.25%, 10/01/21	1,000,000	1,151,100
5.63%, 04/01/25	1,250,000	1,433,750
Chico, Unified School District, Election 1998, GO, AGM Insured, Series B, 5.00%, 08/01/25	1,625,000	1,793,870
Elsinore Valley, Municipal Water District, Refunding, COP, National-RE FGIC Insured, 5.38%, 07/01/18	835,000	972,934
Long Beach, Unified School District, Election 2008, GO Series A,5.25%, 08/01/24	525,000	605,761
Series A,5.25%, 08/01/25	1,000,000	1,153,830
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,000,000	2,343,780
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,000,000	1,134,930
Redding, Electric System Revenue, Refunding, COP, AGM Insured, Series A, 5.00%, 06/01/22	1,000,000	1,126,690
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	850,000	1,056,762
San Francisco City & County, Airports Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, National-RE FGIC Insured, 5.25%, 05/01/19	1,000,000	1,197,120
San Jose, Redevelopment Agency, TA, National-RE Insured, 6.00%, 08/01/15	775,000	828,436
Torrance, Unified School District, Election 2008, Measure Y, GO, 5.50%, 08/01/25	775,000	895,768

		17,320,606

Connecticut 4.3%
Connecticut State, GO Series D,5.00%, 11/01/19	2,220,000	2,639,869
Series F,5.00%, 12/01/20	905,000	1,015,808

		3,655,677

Florida 6.1%
Florida State, Board of Education, Public Education, Refunding, GO, Series D, 5.00%, 06/01/22	2,000,000	2,365,160
Florida State, Board of Education, Public Education, Refunding, Special Tax Revenue, Series C, 5.00%, 06/01/19	500,000	595,170
Florida State, Board of Education, Public Education, Refunding, TA, Series A, 5.00%, 06/01/18	525,000	618,382
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	450,000	537,512
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, National-RE FGIC Insured, 5.50%, 10/01/21	810,000	994,631

		5,110,855

Hawaii 6.3%
Hawaii State, Refunding, GO Series EA, 5.00%, 12/01/19	1,330,000	1,591,092
Series EF, 5.00%, 11/01/23	1,115,000	1,323,405
Honolulu City and County, Refunding, GO, Series A, 5.00%, 04/01/25	1,080,000	1,224,569
University of Hawaii Revenue, RB Series A, 5.50%, 10/01/22	500,000	579,625
Series A, 5.50%, 10/01/23	500,000	591,340

		5,310,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Idaho 4.4%
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB Series A, 5.00%, 07/15/22	$580,000	$647,187
Series A, 5.25%, 07/15/24	1,780,000	1,974,341
Twin Falls County, School District No. 411, GO, National-RE Insured, 5.00%, 09/15/16	1,000,000	1,125,060

		3,746,588

Illinois 5.4%
Chicago Project, Refunding, GO, AGM Insured, Series 2006A, 5.00%, 01/01/23	1,075,000	1,093,243
Chicago, Board of Education, Dedicated Revenues, Refunding, Special Tax Revenue, AMBAC Insured, Series B, 5.00%, 12/01/23	1,375,000	1,388,915
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lein, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,930,000	2,117,982

		4,600,140

Maryland 0.7%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	475,000	565,720

Massachusetts 4.4%
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	260,000	315,000
Massachusetts State, Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, RB, Senior Series A, 5.25%, 07/01/18	600,000	716,904
Massachusetts State, Consolidated Loan, GO, Series B, 5.00%, 08/01/17	650,000	750,542
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	494,224
Massachusetts State, Water Resources Authority, Refunding, RB, National-RE Insured, Series A, 5.25%, 08/01/16	1,310,000	1,478,689

		3,755,359

Minnesota 1.2%
Minnesota State, GO, Series A, 5.00%, 10/01/20	855,000	1,031,703

Nevada 3.5%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	2,620,000	2,930,365

New Jersey 5.2%
New Jersey State, Refunding, GO, AMBAC Insured, Series L, 5.25%, 07/15/16	1,335,000	1,506,147
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.25%, 12/15/21	760,000	893,676
Series A, 5.50%, 12/15/22	1,020,000	1,221,685
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	734,700

		4,356,208

New York 5.3%
New York City, GO, AGM Insured, Fiscal 2008, Sub-Series C-1, 5.00%, 10/01/24	1,205,000	1,369,181
New York City, Transitional Finance Authority Revenue, RB, Series C, 5.00%, 11/01/17	550,000	639,722
New York City, Unrefunded Balance, GO, AGM Insured, Series M, 5.00%, 04/01/15	645,000	687,776
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,236,067
New York State, Thruway Authority, State Personal Transportation, Income Tax Revenue, Series A, 5.00%, 03/15/18	430,000	504,562

		4,437,308

Oregon 1.8%
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	1,345,000	1,534,147

Pennsylvania 2.0%
Pennsylvania State, GO, Series A, 5.00%, 11/01/18	1,050,000	1,211,143
Pennsylvania State, Refunding, GO, 5.00%, 07/01/17	385,000	444,379

		1,655,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Texas 11.1%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	$1,800,000	$2,140,704
Lamar Consolidated Independent School District Schoolhouse, GO, PSF Insured, 5.00%, 02/15/17	800,000	914,816
Lower Colorado River Authority, Prerefunded Balance, RB 5.00%, 05/15/21	65,000	77,054
5.00%, 05/15/22	40,000	47,418
5.00%, 05/15/23	15,000	17,782
Lower Colorado River Authority, Unrefunded Balance, RB 5.00%, 05/15/21	1,100,000	1,238,985
5.00%, 05/15/22	805,000	898,750
5.00%, 05/15/23	90,000	99,507
North East Independent School District, Texas School Building, GO, PSF Insured, Series A, 5.00%, 08/01/17	650,000	753,577
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	591,335
San Antonio, Water Revenue, Refunding, RB, National-RE FGIC Insured, 5.00%, 05/15/17	1,000,000	1,149,070
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	1,280,000	1,476,672

		9,405,670

Utah 1.9%
Utah State, Board of Regents Auxilliary & Campus Facilities Revenue, Prerefunded Balance, RB, National-RE Insured, Series A, 5.00%, 04/01/17	1,525,000	1,627,038

Virginia 1.7%
Fairfax County, Public Improvements, GO, Series A, 5.00%, 04/01/19	500,000	580,570
Newport News, General Improvement, GO, Series A, 5.00%, 07/01/24	785,000	892,922

		1,473,492

Washington 5.8%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,165,810
Pierce County, Refunding, GO, AMBAC Insured, 5.13%, 08/01/16	1,375,000	1,483,722
Washington State, Various purpose, GO, Series A, 5.00%, 07/01/19	1,425,000	1,617,902
Washington State, Various Purpose, Refunding, GO, Series R, 5.00%, 07/01/20	500,000	598,085

		4,865,519

Total Municipal Bonds (cost $79,401,709)		83,547,398

Total Investments (cost $79,401,709) (a) — 98.9%		83,547,398
Other assets in excess of liabilities — 1.1%		911,986

NET ASSETS — 100.0%		$84,459,384

(a)	At October 31, 2013, the tax basis cost of the Fund’s investments was $79,401,709, tax unrealized appreciation and depreciation were $4,446,665 and $(300,976), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
PSF	Priority Solidarity Fund
RB	Revenue Bond
RE	Reinsured
TA	Tax Allocation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$83,547,398	$—	$83,547,398

Total	$—	$83,547,398	$—	$83,547,398

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 14.8%

	Principal Amount	Market Value
Auto Floor Plan 0.7%
Ally Master Owner Trust Series 2011-1, Class A2, 2.15%, 01/15/16	$1,075,000	$1,078,004
Series 2011-4, Class A2, 1.54%, 09/15/16	300,000	302,045

		1,380,049

Automobiles 7.7%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	2,720,000	2,718,630
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21 (a)(b)	1,220,929	1,217,085
Avis Budget Rental Car Funding AESOP LLC Series 2011-1A, Class A, 1.85%, 11/20/14 (b)	500,000	500,257
Series 2011-2A, Class A, 2.37%, 11/20/14 (b)	750,000	760,500
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	2,000,000	2,000,363
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 08/15/16	1,040,207	1,042,306
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	1,400,000	1,422,729
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 01/15/16	1,955,836	1,959,603
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 07/15/16	2,000,000	1,999,811
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	1,425,000	1,436,845

		15,058,129

Credit Card 3.1%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.41%, 05/15/20 (a)	2,500,000	2,494,053
CARDS Trust, Series 2012-4A, Class A, 0.62%, 09/15/17 (a)(b)	3,500,000	3,507,078

		6,001,131

Electric Utilities 1.0%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	2,004,762	2,000,887

Other 0.9%
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	900,000	895,138
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	865,366	909,710

		1,804,848

Student Loan 1.4%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24 (a)(b)	1,332,708	1,335,835
SLM Student Loan Trust, Series 2011-2, Class A1, 0.77%, 11/25/27 (a)	1,474,689	1,481,013

		2,816,848

Total Asset-Backed Securities (cost $29,015,647)		29,061,892

Bank Loans 0.3%

	Principal Amount	Market Value
Food Products 0.3%
HJ Heinz Co., Term Loan, 2.54%, 06/07/19(a)	498,750	501,294

Total Bank Loans (cost $495,704)		501,294

Collateralized Mortgage Obligations 1.9%

	Principal Amount	Market Value
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	96,155	97,372
Federal National Mortgage Association REMICS Series 2002-18, Class PC, 5.50%, 04/25/17	2,060	2,065
Series 2003-3, Class BC, 5.00%, 02/25/18	185,649	196,227
Series 2611, Class HD, 5.00%, 05/15/23	467,243	505,987
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A4, 2.56%, 03/25/35 (a)	6,506	6,480
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	342,611	346,148

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	$386,073	$388,800
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	812,160	813,960
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	1,190,416	1,136,611
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	38,899	35,291
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.39%, 12/25/33 (a)	183,738	186,988

Total Collateralized Mortgage Obligations (cost $3,788,301)		3,715,929

Commercial Mortgage Backed Securities 4.9%

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 05/15/36 (a)	1,853,321	1,876,465
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	1,249,272	1,316,226
Government National Mortgage Association Series 2006-42, Class B, 5.17%, 08/16/46 (a)	655,819	681,710
Series 2011-20, Class A, 1.88%, 04/16/32	344,221	345,605
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1, 1.23%, 11/15/45	2,000,000	2,002,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	3,367,388	3,376,793

Total Commercial Mortgage Backed Securities (cost $9,601,119)		9,599,476

Corporate Bonds 56.7%

	Principal Amount	Market Value
Airlines 1.4%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	892,095	940,045
Delta Air Lines Pass Through Trust Series 2011-1, Class A, 5.30%, 04/15/19	762,767	828,556
Series 2012-1, Class A, 4.75%, 05/07/20	964,292	1,026,971

		2,795,572

Automobiles 0.6%
General Motors Co., 3.50%, 10/02/18 (b)	1,225,000	1,249,500

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 07/15/15	1,200,000	1,205,068
Heineken NV, 0.80%, 10/01/15 (b)	1,200,000	1,197,754

		2,402,822

Biotechnology 1.0%
Gilead Sciences, Inc. 2.40%, 12/01/14	350,000	356,612
3.05%, 12/01/16	1,500,000	1,586,423

		1,943,035

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13	500,000	106,275

Chemicals 1.2%
Ecolab, Inc. 2.38%, 12/08/14	1,225,000	1,247,417
1.00%, 08/09/15	1,000,000	1,002,628

		2,250,045

Commercial Banks 8.6%
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,011,734
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,454,019
BB&T Corp., 1.11%, 06/15/18 (a)	1,800,000	1,821,454
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	2,150,000	2,170,593
Capital One Financial Corp., 1.00%, 11/06/15	3,000,000	2,994,712
Fifth Third Bank, 1.45%, 02/28/18	2,000,000	1,958,590
PNC Bank NA, 1.30%, 10/03/16	2,280,000	2,290,642
Wells Fargo & Co., 1.50%, 01/16/18	1,000,000	995,038
Westpac Banking Corp., 2.25%, 07/30/18	1,050,000	1,064,523

		16,761,305

Computers & Peripherals 1.3%
Hewlett-Packard Co., 3.00%, 09/15/16	2,500,000	2,588,493

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 3.5%
American Express Credit Corp., 1.75%, 06/12/15	$2,000,000	$2,034,720
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	1,450,000	1,500,958
John Deere Capital Corp., 0.54%, 10/11/16 (a)	2,000,000	1,999,423
PACCAR Financial Corp., 0.80%, 02/08/16	1,210,000	1,212,265

		6,747,366

Containers & Packaging 1.0%
Ball Corp., 7.38%, 09/01/19	1,820,000	1,970,150

Diversified Financial Services 9.6%
Bank of America Corp. 7.38%, 05/15/14	2,500,000	2,588,168
1.28%, 01/15/19 (a)	2,650,000	2,656,738
Caterpillar Financial Services Corp., 1.35%, 09/06/16	1,750,000	1,768,738
Citigroup, Inc., 1.75%, 05/01/18	3,000,000	2,939,743
General Electric Capital Corp., 2.30%, 04/27/17	3,000,000	3,093,132
JPMorgan Chase & Co., 5.13%, 09/15/14	2,000,000	2,075,666
KE Export Leasing LLC Series 2011-II, 0.52%, 05/19/24 (a)	1,959,249	1,949,825
Series 2013-A, 0.49%, 02/28/25 (a)	959,028	954,885
NASDAQ OMX Group, Inc. (The), 5.25%, 01/16/18	750,000	821,863

		18,848,758

Diversified Telecommunication Services 2.0%
AT&T, Inc., 0.80%, 12/01/15	1,800,000	1,798,552
Verizon Communications, Inc., 2.00%, 09/14/18 (a)	2,000,000	2,109,930

		3,908,482

Food & Staples Retailing 1.5%
Walgreen Co., 1.80%, 09/15/17	3,000,000	3,023,189

Food Products 1.0%
WM Wrigley Jr Co., 1.40%, 10/21/16 (b)	2,000,000	2,003,688

Gas Utilities 2.3%
Energy Transfer Partners LP, 8.50%, 04/15/14	522,000	539,481
Enterprise Products Operating LLC, 3.20%, 02/01/16	2,500,000	2,626,217
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	1,332,000	1,338,743

		4,504,441

Health Care Providers & Services 3.2%
Baxter International, Inc., 0.95%, 06/01/16	2,125,000	2,133,302
McKesson Corp., 0.95%, 12/04/15	2,675,000	2,673,940
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,500,000	1,506,680

		6,313,922

Information Technology Services 0.5%
International Business Machines Corp., 1.25%, 02/06/17	1,000,000	1,003,096

Insurance 2.5%
American International Group, Inc., 4.25%, 09/15/14	3,000,000	3,090,888
Berkshire Hathaway Finance Corp., 1.60%, 05/15/17	1,800,000	1,817,774

		4,908,662

Media 0.8%
Time Warner Cable, Inc., 7.50%, 04/01/14	1,500,000	1,541,395

Metals & Mining 0.9%
Rio Tinto Finance USA PLC, 1.63%, 08/21/17	1,750,000	1,745,655

Multiline Retail 0.6%
Macy’s Retail Holdings, Inc., 7.88%, 07/15/15	1,000,000	1,113,956

Office Electronics 0.5%
Xerox Corp., 1.08%, 05/16/14 (a)	1,000,000	1,001,147

Oil, Gas & Consumable Fuels 4.4%
BP Capital Markets PLC 1.38%, 11/06/17	750,000	745,139
0.88%, 09/26/18 (a)	3,000,000	3,004,341
Petrobras International Finance Co., 3.88%, 01/27/16	2,000,000	2,063,003
Petrohawk Energy Corp. 7.88%, 06/01/15	1,800,000	1,840,500
7.25%, 08/15/18	900,000	973,125

		8,626,108

Pharmaceuticals 3.8%
AbbVie, Inc., 1.20%, 11/06/15	2,600,000	2,624,293
Merck & Co., Inc., 0.62%, 05/18/18 (a)	2,050,000	2,058,393
Mylan, Inc., 7.88%, 07/15/20 (b)	2,400,000	2,754,000

		7,436,686

Road & Rail 0.7%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	1,271,294	1,372,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 1.5%
Oracle Corp., 0.82%, 01/15/19 (a)	$2,850,000	$2,869,162

Wireless Telecommunication Services 1.0%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	2,000,000	2,020,000

Total Corporate Bonds (cost $110,709,503)		111,055,908

Sovereign Bond 0.4%

	Principal Amount	Market Value
MEXICO 0.4%
Mexico Government International Bond, 5.88%, 02/17/14	750,000	759,750

Total Sovereign Bond (cost $758,199)		759,750

U.S. Government Mortgage Backed Agencies 12.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00659 6.00%, 04/01/14	1,865	1,879
Pool# E00669 6.00%, 05/01/14	9,027	9,114
Pool# E76505 6.00%, 05/01/14	441	445
Pool# E77082 6.00%, 05/01/14	1,598	1,614
Pool# G10907 6.00%, 05/01/14	521	525
Pool# E00720 6.00%, 07/01/14	11,928	12,089
Pool# G11038 5.50%, 07/01/15	17,811	17,994
Pool# E85741 6.00%, 10/01/16	33,098	34,912
Pool# E01136 5.50%, 03/01/17	31,624	33,152
Pool# E89121 6.00%, 04/01/17	102,892	109,071
Pool# E92833 5.50%, 12/01/17	3,391	3,585
Pool# E01311 5.50%, 02/01/18	43,986	46,580
Pool# E01488 5.00%, 10/01/18	132,027	140,328
Pool# E01497 5.50%, 11/01/18	4,983	5,297
Pool# G11712 4.50%, 07/01/20	474,835	501,841
Pool# G18065 5.00%, 07/01/20	55,529	59,470
Pool# G13746 4.50%, 01/01/25	670,609	708,750
Pool# G13888 5.00%, 06/01/25	236,433	251,827
Pool# J12635 4.00%, 07/01/25	559,851	591,561
Pool# J13795 3.50%, 12/01/25	542,781	571,468
Pool# E03083 3.50%, 03/01/27	827,327	872,863
Pool# C00748 6.00%, 04/01/29	41,079	45,384
Pool# C01418 5.50%, 10/01/32	246,130	268,091
Pool# G01740 5.50%, 12/01/34	140,839	153,349
Pool# G04342 6.00%, 04/01/38	200,935	219,509
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.37%, 01/01/34 (a)	209,652	221,636
Pool# 848191 2.36%, 12/01/34 (a)	1,085,515	1,146,253
Pool# 1B2139 2.78%, 03/01/35 (a)	139,558	149,111
Pool# 1B2446 2.76%, 11/01/35 (a)	1,095,035	1,166,362
Pool# 848621 2.45%, 09/01/36 (a)	951,129	1,009,810
Pool# 848251 2.45%, 10/01/36 (a)	1,225,428	1,300,073
Pool# 848134 3.04%, 06/01/39 (a)	194,003	202,727
Federal National Mortgage Association Pool
Pool# 323842 5.50%, 07/01/14	5,502	5,548
Pool# 535170 5.50%, 09/01/14	4,379	4,400
Pool# 535816 5.50%, 08/01/15	18,755	18,877
Pool# 253752 6.00%, 04/01/16	46,272	48,324
Pool# 535846 6.00%, 04/01/16	98,959	103,349
Pool# 357119 6.00%, 05/01/16	112,837	118,002
Pool# 555569 6.00%, 05/01/16	14,744	15,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 545015 6.00%, 06/01/16	$5,243	$5,483
Pool# 545019 6.50%, 06/01/16	12,970	13,647
Pool# 253880 6.50%, 07/01/16	10,136	10,699
Pool# 253883 6.00%, 08/01/16	10,442	10,949
Pool# 254003 6.00%, 10/01/16	27,839	29,302
Pool# 545299 6.50%, 11/01/16	9,807	10,398
Pool# 254088 5.50%, 12/01/16	12,752	13,341
Pool# 254140 5.50%, 01/01/17	90,885	95,185
Pool# 254142 6.50%, 01/01/17	11,485	12,232
Pool# 545449 6.50%, 02/01/17	4,262	4,526
Pool# 254261 6.50%, 04/01/17	17,923	19,179
Pool# 254373 6.50%, 07/01/17	17,612	18,899
Pool# 254442 5.50%, 09/01/17	153,235	161,494
Pool# 545899 5.50%, 09/01/17	15,082	15,859
Pool# 254473 5.50%, 10/01/17	24,391	25,728
Pool# 555013 5.50%, 11/01/17	39,162	41,234
Pool# 668358 5.50%, 12/01/17	21,931	23,154
Pool# 685185 5.50%, 02/01/18	3,106	3,288
Pool# 555384 5.50%, 04/01/18	6,814	7,218
Pool# 725135 6.00%, 05/01/18	77,755	82,044
Pool# 555918 5.50%, 10/01/18	7,522	7,941
Pool# 735930 5.50%, 12/01/18	266,124	279,944
Pool# MA0517 4.00%, 09/01/20	833,247	885,943
Pool# 981257 5.00%, 05/01/23	590,989	629,167
Pool# 931892 4.50%, 09/01/24	1,878,650	1,992,249
Pool# AL0802 4.50%, 04/01/25	522,008	555,530
Pool# AE3066 3.50%, 09/01/25	1,275,260	1,346,943
Pool# AH0969 3.50%, 12/01/25	700,338	739,705
Pool# AH9377 3.50%, 04/01/26	416,367	439,837
Pool# AB3298 3.50%, 07/01/26	418,705	442,307
Pool# AB4998 3.00%, 04/01/27	1,863,622	1,936,857
Pool# 53839 2.27%, 08/01/27 (a)	16,058	16,524
Pool# 190307 8.00%, 06/01/30	2,507	2,968
Pool# 253516 8.00%, 11/01/30	1,801	2,191
Pool# 737253 2.30%, 09/01/33 (a)	95,000	100,424
Pool# 725726 2.41%, 06/01/34 (a)	963,771	1,020,590
Pool# 725773 5.50%, 09/01/34	314,298	343,985
Pool# 815323 1.94%, 01/01/35 (a)	385,195	401,308
Pool# 811773 5.50%, 01/01/35	251,254	274,750
Pool# AL1009 2.28%, 09/01/35 (a)	1,349,477	1,407,579
Pool# 829431 2.48%, 01/01/36 (a)	555,454	588,121

Total U.S. Government Mortgage Backed Agencies (cost $23,887,122)		24,189,057

U.S. Treasury Note 7.5%

	Principal Amount	Market Value
U.S. Treasury Note, 0.88%, 09/15/16	14,500,000	14,635,937

Total U.S. Treasury Note (cost $14,607,827)		14,635,937

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	1,548,941	1,548,941

Total Mutual Fund (cost $1,548,941)		1,548,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mutual Fund (continued)

	Shares	Market Value
Money Market Fund (continued)
Total Investments (cost $194,412,363) (d) — 99.6%		195,068,184
Other assets in excess of liabilities — 0.4%		798,464

NET ASSETS — 100.0%		$195,866,648

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $20,160,153 which represents 10.29% of net assets.
(c)	Represents 7-day effective yield as of October 31, 2013.
(d)	At October 31, 2013, the tax basis cost of the Fund’s investments was $194,412,363, tax unrealized appreciation and depreciation were $1,394,522 and $(738,701), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$29,061,892	$—	$29,061,892
Bank Loan	—	501,294	—	501,294
Collateralized Mortgage Obligations	—	3,715,929	—	3,715,929
Commercial Mortgage Backed Securities	—	9,599,476	—	9,599,476
Corporate Bonds	—	111,055,908	—	111,055,908
Mutual Fund	1,548,941	—	—	1,548,941
Sovereign Bond	—	759,750	—	759,750
U.S. Government Mortgage Backed Agencies	—	24,189,057	—	24,189,057
U.S. Treasury Note	—	14,635,937	—	14,635,937

Total	$1,548,941	$193,519,243	$—	$195,068,184

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 3.1%
American Science & Engineering, Inc.	12,000	$789,360
Taser International, Inc.*	84,700	1,505,119

		2,294,479

Airlines 0.8%
Republic Airways Holdings, Inc.*	49,900	587,822

Auto Components 1.2%
Superior Industries International, Inc.	36,400	682,500
Tenneco, Inc.*	3,700	196,359

		878,859

Automobiles 0.5%
Winnebago Industries, Inc.*	12,400	367,784

Biotechnology 1.1%
Alkermes PLC*	17,700	622,863
Puma Biotechnology, Inc.*	4,200	160,902

		783,765

Building Products 0.3%
A.O. Smith Corp.	4,300	222,095

Capital Markets 0.9%
Fifth Street Finance Corp.	24,306	247,921
Investment Technology Group, Inc.*	16,100	257,922
MCG Capital Corp.	39,900	187,929

		693,772

Chemicals 2.6%
American Vanguard Corp.	7,000	182,700
FutureFuel Corp.	50,500	879,205
Minerals Technologies, Inc.	4,200	237,846
Rockwood Holdings, Inc.	900	56,925
Sensient Technologies Corp.	8,235	429,291
Stepan Co.	2,300	135,401

		1,921,368

Commercial Banks 6.5%
Cardinal Financial Corp.	12,600	207,900
First Interstate BancSystem, Inc.	10,200	256,122
Huntington Bancshares, Inc.	53,200	468,160
International Bancshares Corp.	33,100	756,335
National Bank Holdings Corp., Class A	42,100	884,100
PrivateBancorp, Inc.	28,600	696,696
Sterling Financial Corp.	8,500	246,160
United Community Banks, Inc.*	18,300	285,297
Webster Financial Corp.	23,400	652,626
Wilshire Bancorp, Inc.	36,200	306,614

		4,760,010

Commercial Services & Supplies 1.2%
EnerNOC, Inc.*	45,100	750,013
Ennis, Inc.	5,800	102,950

		852,963

Communications Equipment 1.8%
Comtech Telecommunications Corp.	29,000	870,580
Emulex Corp.*	62,000	466,860

		1,337,440

Computers & Peripherals 1.4%
Avid Technology, Inc.*	20,000	149,000
Novatel Wireless, Inc.*	46,900	143,748
QLogic Corp.*	62,100	766,935

		1,059,683

Construction & Engineering 0.8%
Dycom Industries, Inc.*	9,400	278,710
EMCOR Group, Inc.	5,200	192,712
Pike Electric Corp.	9,400	101,614

		573,036

Construction Materials 1.0%
Eagle Materials, Inc.	6,300	472,563
United States Lime & Minerals, Inc.*	4,300	238,908

		711,471

Containers & Packaging 1.8%
Graphic Packaging Holding Co.*	159,400	1,338,960

Diversified Consumer Services 1.6%
Ascent Capital Group, Inc., Class A*	8,600	726,012
Capella Education Co.*	7,500	456,900

		1,182,912

Electric Utilities 2.4%
El Paso Electric Co.	13,900	488,863
PNM Resources, Inc.	54,400	1,301,248

		1,790,111

Electrical Equipment 0.3%
Powell Industries, Inc.*	4,000	251,320

Energy Equipment & Services 3.4%
Dawson Geophysical Co.*	5,800	169,592
Dril-Quip, Inc.*	11,400	1,338,588
Helix Energy Solutions Group, Inc.*	42,800	1,012,648

		2,520,828

Food Products 1.9%
Pilgrim’s Pride Corp.*	48,300	684,411
Seaboard Corp.	110	300,300
TreeHouse Foods, Inc.*	5,400	395,604

		1,380,315

Health Care Equipment & Supplies 6.1%
Lumenis Ltd.*(a)	13	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
NuVasive, Inc.*	23,500	$746,830
OraSure Technologies, Inc.*	22,550	147,026
Sirona Dental Systems, Inc.*	5,800	419,050
SurModics, Inc.*	45,500	1,072,890
Thoratec Corp.*	12,700	548,513
West Pharmaceutical Services, Inc.	32,400	1,566,540

		4,500,849

Health Care Providers & Services 0.8%
CorVel Corp.*	7,900	328,640
Magellan Health Services, Inc.*	4,300	252,410

		581,050

Health Care Technology 1.5%
MedAssets, Inc.*	36,200	833,686
Omnicell, Inc.*	10,600	244,542

		1,078,228

Hotels, Restaurants & Leisure 2.1%
Multimedia Games Holding Co., Inc.*	12,600	409,626
Papa John’s International, Inc.	12,100	915,607
Six Flags Entertainment Corp.	6,600	248,226

		1,573,459

Household Durables 1.6%
Libbey, Inc.*	12,900	275,415
M.D.C. Holdings, Inc.	31,200	910,728

		1,186,143

Household Products 0.8%
Spectrum Brands Holdings, Inc.	8,900	586,688

Information Technology Services 0.4%
Acxiom Corp.*	7,900	262,517

Insurance 1.0%
OneBeacon Insurance Group Ltd., Class A	27,400	437,304
United Fire Group, Inc.	9,700	307,490

		744,794

Internet Software & Services 1.6%
comScore, Inc.*	6,100	162,992
Cornerstone OnDemand, Inc.*	4,100	194,217
Stamps.com, Inc.*	6,200	281,728
XO Group, Inc.*	37,300	517,724

		1,156,661

Life Sciences Tools & Services 0.5%
Pacific Biosciences of California, Inc.*	94,100	386,751

Machinery 4.4%
Columbus McKinnon Corp.*	11,300	293,913
Middleby Corp. (The)*	1,300	295,945
Mueller Industries, Inc.	23,500	1,416,815
Mueller Water Products, Inc., Class A	35,410	303,464
Rexnord Corp.*	21,100	496,272
Xerium Technologies, Inc.*	36,600	438,834

		3,245,243

Marine 0.2%
Matson, Inc.	6,500	176,085

Media 2.1%
E.W. Scripps Co. (The), Class A*	16,700	330,994
Entravision Communications Corp., Class A	36,077	243,159
Live Nation Entertainment, Inc.*	41,400	804,816
MDC Partners, Inc., Class A	5,500	169,565

		1,548,534

Metals & Mining 1.0%
SunCoke Energy, Inc.*	17,000	340,000
Worthington Industries, Inc.	9,400	381,076

		721,076

Multi-Utilities 0.2%
NorthWestern Corp.	2,600	119,184

Oil, Gas & Consumable Fuels 0.8%
REX American Resources Corp.*	8,400	242,256
SemGroup Corp., Class A	5,700	344,223

		586,479

Paper & Forest Products 1.5%
Deltic Timber Corp.	4,700	300,236
Louisiana-Pacific Corp.*	28,800	489,888
Neenah Paper, Inc.	8,400	345,576

		1,135,700

Personal Products 0.9%
Inter Parfums, Inc.	6,700	235,572
Revlon, Inc., Class A*	19,200	456,000

		691,572

Pharmaceuticals 1.0%
Lannett Co., Inc.*	17,200	406,092
Nektar Therapeutics*	17,500	166,425
XenoPort, Inc.*	28,100	146,963

		719,480

Professional Services 4.7%
Barrett Business Services, Inc.	10,300	857,681
Huron Consulting Group, Inc.*	4,500	263,565
Insperity, Inc.	5,200	201,084
Korn/Ferry International*	61,400	1,461,320
Resources Connection, Inc.	53,300	680,108

		3,463,758

Real Estate Investment Trusts (REITs) 10.5%
Anworth Mortgage Asset Corp.	37,900	186,089
CBL & Associates Properties, Inc.	31,300	620,053
DCT Industrial Trust, Inc.	168,200	1,303,550
Extra Space Storage, Inc.	30,050	1,381,999
First Industrial Realty Trust, Inc.	54,900	992,043
Healthcare Realty Trust, Inc.	19,700	472,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Invesco Mortgage Capital, Inc.	3,400	$52,530
Post Properties, Inc.	1,500	68,610
Potlatch Corp.	23,100	943,173
Sovran Self Storage, Inc.	4,900	374,801
Strategic Hotels & Resorts, Inc.*	57,300	498,510
Sunstone Hotel Investors, Inc.	61,200	810,900

		7,705,255

Real Estate Management & Development 0.8%
Alexander & Baldwin, Inc.*	16,200	599,400

Road & Rail 1.5%
Old Dominion Freight Line, Inc.*	8,000	375,200
Saia, Inc.*	21,450	697,769

		1,072,969

Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries, Inc.*	14,500	302,760
FormFactor, Inc.*	86,246	450,204
Intermolecular, Inc.*	20,700	120,060
Intersil Corp., Class A	48,298	539,006
Kulicke & Soffa Industries, Inc.*	51,500	664,350
Lattice Semiconductor Corp.*	54,032	277,184
M/A-COM Technology Solutions Holdings, Inc.*	21,900	378,213
RF Micro Devices, Inc.*	199,800	1,048,950

		3,780,727

Software 9.4%
Aspen Technology, Inc.*	34,900	1,334,227
CommVault Systems, Inc.*	7,400	577,792
Fair Isaac Corp.	15,400	882,112
Infoblox, Inc.*	7,500	333,375
NetSuite, Inc.*	9,800	988,624
Pegasystems, Inc.	13,300	506,198
Rosetta Stone, Inc.*	10,900	165,462
Telenav, Inc.*	48,100	348,725
TIBCO Software, Inc.*	13,900	341,384
TiVo, Inc.*	18,300	243,207
Tyler Technologies, Inc.*	12,800	1,237,888

		6,958,994

Specialty Retail 1.7%
Brown Shoe Co., Inc.	9,100	204,204
Citi Trends, Inc.*	4,300	63,124
New York & Co., Inc.*	50,600	259,072
Pier 1 Imports, Inc.	13,400	279,792
Stein Mart, Inc.	12,600	186,102
Wet Seal, Inc. (The), Class A*	76,600	253,546

		1,245,840

Textiles, Apparel & Luxury Goods 0.9%
Skechers U.S.A., Inc., Class A*	23,200	676,048

Thrifts & Mortgage Finance 1.7%
Northfield Bancorp, Inc.	60,900	787,437
Tree.com, Inc.	8,900	262,639
WSFS Financial Corp.	2,806	196,448

		1,246,524

Total Common Stocks (cost $54,781,031)		73,259,001

Mutual Fund 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	220,912	220,912

Total Mutual Fund (cost $220,912)		220,912

Total Investments (cost $55,001,943) (c) — 99.7%		73,479,913
Other assets in excess of liabilities — 0.3%		256,508

NET ASSETS — 100.0%		$73,736,421

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Represents 7-day effective yield as of October 31, 2013.
(c)	At October 31, 2013, the tax basis cost of the Fund’s investments was $55,008,945, tax unrealized appreciation and depreciation were $19,874,107 and $(1,403,139), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

At October 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
6	Russell 2000 Mini Future	12/20/13	$658,680	$7,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,294,479	$—	$—	$2,294,479
Airlines	587,822	—	—	587,822
Auto Components	878,859	—	—	878,859
Automobiles	367,784	—	—	367,784
Biotechnology	783,765	—	—	783,765
Building Products	222,095	—	—	222,095
Capital Markets	693,772	—	—	693,772
Chemicals	1,921,368	—	—	1,921,368
Commercial Banks	4,760,010	—	—	4,760,010
Commercial Services & Supplies	852,963	—	—	852,963
Communications Equipment	1,337,440	—	—	1,337,440
Computers & Peripherals	1,059,683	—	—	1,059,683
Construction & Engineering	573,036	—	—	573,036
Construction Materials	711,471	—	—	711,471
Containers & Packaging	1,338,960	—	—	1,338,960
Diversified Consumer Services	1,182,912	—	—	1,182,912
Electric Utilities	1,790,111	—	—	1,790,111
Electrical Equipment	251,320	—	—	251,320
Energy Equipment & Services	2,520,828	—	—	2,520,828
Food Products	1,380,315	—	—	1,380,315
Health Care Equipment & Supplies	4,500,849	—	—	4,500,849
Health Care Providers & Services	581,050	—	—	581,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Technology	$1,078,228	$—	$—	$1,078,228
Hotels, Restaurants & Leisure	1,573,459	—	—	1,573,459
Household Durables	1,186,143	—	—	1,186,143
Household Products	586,688	—	—	586,688
Information Technology Services	262,517	—	—	262,517
Insurance	744,794	—	—	744,794
Internet Software & Services	1,156,661	—	—	1,156,661
Life Sciences Tools & Services	386,751	—	—	386,751
Machinery	3,245,243	—	—	3,245,243
Marine	176,085	—	—	176,085
Media	1,548,534	—	—	1,548,534
Metals & Mining	721,076	—	—	721,076
Multi-Utilities	119,184	—	—	119,184
Oil, Gas & Consumable Fuels	586,479	—	—	586,479
Paper & Forest Products	1,135,700	—	—	1,135,700
Personal Products	691,572	—	—	691,572
Pharmaceuticals	719,480	—	—	719,480
Professional Services	3,463,758	—	—	3,463,758
Real Estate Investment Trusts (REITs)	7,705,255	—	—	7,705,255
Real Estate Management & Development	599,400	—	—	599,400
Road & Rail	1,072,969	—	—	1,072,969
Semiconductors & Semiconductor Equipment	3,780,727	—	—	3,780,727
Software	6,958,994	—	—	6,958,994
Specialty Retail	1,245,840	—	—	1,245,840
Textiles, Apparel & Luxury Goods	676,048	—	—	676,048
Thrifts & Mortgage Finance	1,246,524	—	—	1,246,524

Total Common Stocks	$73,259,001	$—	$—	$73,259,001

Futures Contracts	7,983	—	—	7,983
Mutual Fund	220,912	—	—	220,912

Total	$73,487,896	$—	$—	$73,487,896

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended October 31, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$7,983

Total		$7,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks 94.1%

	Shares	Market Value
Aerospace & Defense 2.9%
European Aeronautic Defence and Space Co. NV	48,000	$3,289,180
Lockheed Martin Corp.	20,775	2,770,139
United Technologies Corp.	36,700	3,899,375

		9,958,694

Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	61,650	6,056,496

Auto Components 1.0%
Autoliv, Inc.	38,925	3,473,278

Beverages 1.1%
Carlsberg A/S, ADR-DK	178,225	3,566,282

Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	27,000	4,343,220
Lazard Ltd., Class A	124,725	4,820,621
UBS AG REG*	231,675	4,485,228

		13,649,069

Chemicals 2.0%
Lanxess AG	48,075	3,376,396
Mosaic Co. (The)	72,950	3,344,758

		6,721,154

Commercial Banks 3.8%
BB&T Corp.	150,875	5,125,224
CIT Group, Inc.*	93,225	4,489,716
First Republic Bank	63,450	3,240,391

		12,855,331

Communications Equipment 1.3%
QUALCOMM, Inc.	62,375	4,333,191

Computers & Peripherals 3.5%
EMC Corp.	206,900	4,980,083
Hewlett-Packard Co.	160,150	3,902,855
Western Digital Corp.	44,950	3,129,869

		12,012,807

Construction & Engineering 1.7%
Chicago Bridge & Iron Co. NV	44,300	3,282,187
Vinci SA	40,000	2,559,449

		5,841,636

Construction Materials 0.9%
Holcim Ltd. REG*	39,000	2,900,801

Consumer Finance 1.0%
Capital One Financial Corp.	49,275	3,383,714

Containers & Packaging 0.8%
Sealed Air Corp.	90,975	2,745,626

Diversified Financial Services 7.9%
Citigroup, Inc.	170,450	8,314,551
IntercontinentalExchange, Inc.*	26,900	5,184,437
JPMorgan Chase & Co.	262,850	13,547,289

		27,046,277

Electric Utilities 0.8%
Edison International	53,000	2,598,590

Electrical Equipment 1.2%
Eaton Corp. PLC	60,000	4,233,600

Electronic Equipment, Instruments & Components 0.6%
Hitachi Ltd., ADR-JP	31,275	2,180,493

Energy Equipment & Services 1.8%
Ensco PLC, Class A	47,300	2,726,845
National Oilwell Varco, Inc.	39,575	3,212,698

		5,939,543

Food & Staples Retailing 1.2%
Tesco PLC, ADR-UK	229,900	4,073,621

Food Products 1.9%
Mondelez International, Inc., Class A	194,125	6,530,365

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	111,675	7,356,032
St. Jude Medical, Inc.	82,700	4,746,153

		12,102,185

Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	85,175	5,814,046

Household Products 4.1%
Henkel AG & Co. KGaA, ADR-DE	28,900	2,664,580
Procter & Gamble Co. (The)	139,675	11,278,756

		13,943,336

Industrial Conglomerates 0.9%
Jardine Matheson Holdings Ltd., ADR-HK	55,850	3,040,474

Insurance 6.9%
ACE Ltd.	38,800	3,703,072
American International Group, Inc.	145,600	7,520,240
Berkshire Hathaway, Inc., Class B*	67,100	7,721,868
MetLife, Inc.	98,225	4,647,025

		23,592,205

Internet & Catalog Retail 0.5%
Liberty Interactive Corp., Series A*	60,000	1,617,600

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	70,750	3,591,270

Machinery 3.3%
CNH Industrial NV*	234,187	2,747,014
Joy Global, Inc.	102,675	5,826,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Timken Co.	52,050	$2,748,760

		11,322,580

Media 4.7%
Comcast Corp., Class A	134,350	6,220,405
DIRECTV*	76,100	4,755,489
Liberty Media Corp., Class A*	11,400	1,743,174
News Corp., Class A*	179,450	3,158,320

		15,877,388

Metals & Mining 0.6%
BHP Billiton PLC, ADR-UK	35,200	2,169,728

Multiline Retail 1.2%
Target Corp.	64,725	4,193,533

Multi-Utilities 1.1%
PG&E Corp.	93,000	3,892,050

Office Electronics 1.0%
Xerox Corp.	350,400	3,482,976

Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	49,050	4,355,640
Chevron Corp.	57,975	6,954,681
Occidental Petroleum Corp.	69,550	6,682,364
Royal Dutch Shell PLC, ADR-NL	71,550	4,974,156
Suncor Energy, Inc.	202,700	7,368,145
WPX Energy, Inc.*	138,375	3,063,623

		33,398,609

Pharmaceuticals 3.7%
Novartis AG, ADR-CH	77,225	5,988,799
Roche Holding AG, ADR-CH	47,700	3,307,518
Teva Pharmaceutical Industries Ltd., ADR-IL	90,950	3,373,335

		12,669,652

Road & Rail 1.1%
Hertz Global Holdings, Inc.*	157,625	3,619,070

Semiconductors & Semiconductor Equipment 0.7%
Texas Instruments, Inc.	59,500	2,503,760

Software 5.0%
CA, Inc.	59,250	1,881,780
Microsoft Corp.	257,282	9,094,919
Oracle Corp.	179,900	6,026,650

		17,003,349

Tobacco 1.9%
Philip Morris International, Inc.	74,125	6,606,020

Total Common Stocks (cost $274,654,712)		320,540,399

Preferred Stock 1.0%

	Shares	Market Value
Automobiles 1.0%
Porsche Automobil Holding SE	34,000	$3,174,804

Total Preferred Stock (cost $2,924,040)		3,174,804

Mutual Fund 4.9%

	Shares	Market Value
Money Market Fund 4.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	16,740,081	16,740,081

Total Mutual Fund (cost $16,740,081)		16,740,081

Total Investments (cost $294,318,833) (b) — 100.0%		340,455,284
Other assets in excess of liabilities — 0.0%†		111,723

NET ASSETS — 100.0%		$340,567,007

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $294,933,044, tax unrealized appreciation and depreciation were $47,454,174 and $(1,931,934), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DE	Germany
DK	Denmark
HK	Hong Kong
IL	Israel
JP	Japan
KGaA	Limited Partnership with shares
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,669,514	$3,289,180	$—	$9,958,694
Air Freight & Logistics	6,056,496	—	—	6,056,496
Auto Components	3,473,278	—	—	3,473,278
Beverages	3,566,282	—	—	3,566,282
Capital Markets	13,649,069	—	—	13,649,069
Chemicals	3,344,758	3,376,396	—	6,721,154
Commercial Banks	12,855,331	—	—	12,855,331
Communications Equipment	4,333,191	—	—	4,333,191
Computers & Peripherals	12,012,807	—	—	12,012,807
Construction & Engineering	3,282,187	2,559,449	—	5,841,636
Construction Materials	—	2,900,801	—	2,900,801
Consumer Finance	3,383,714	—	—	3,383,714
Containers & Packaging	2,745,626	—	—	2,745,626
Diversified Financial Services	27,046,277	—	—	27,046,277
Electric Utilities	2,598,590	—	—	2,598,590
Electrical Equipment	4,233,600	—	—	4,233,600
Electronic Equipment, Instruments & Components	2,180,493	—	—	2,180,493
Energy Equipment & Services	5,939,543	—	—	5,939,543
Food & Staples Retailing	4,073,621	—	—	4,073,621
Food Products	6,530,365	—	—	6,530,365
Health Care Equipment & Supplies	12,102,185	—	—	12,102,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide HighMark Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Health Care Providers & Services	$5,814,046	$—	$—	$5,814,046
Household Products	13,943,336	—	—	13,943,336
Industrial Conglomerates	3,040,474	—	—	3,040,474
Insurance	23,592,205	—	—	23,592,205
Internet & Catalog Retail	1,617,600	—	—	1,617,600
Life Sciences Tools & Services	3,591,270	—	—	3,591,270
Machinery	11,322,580	—	—	11,322,580
Media	15,877,388	—	—	15,877,388
Metals & Mining	2,169,728	—	—	2,169,728
Multiline Retail	4,193,533	—	—	4,193,533
Multi-Utilities	3,892,050	—	—	3,892,050
Office Electronics	3,482,976	—	—	3,482,976
Oil, Gas & Consumable Fuels	33,398,609	—	—	33,398,609
Pharmaceuticals	12,669,652	—	—	12,669,652
Road & Rail	3,619,070	—	—	3,619,070
Semiconductors & Semiconductor Equipment	2,503,760	—	—	2,503,760
Software	17,003,349	—	—	17,003,349
Tobacco	6,606,020	—	—	6,606,020

Total Common Stocks	$308,414,573	$12,125,826	$—	$320,540,399

Mutual Fund	16,740,081	—	—	16,740,081
Preferred Stock	—	3,174,804	—	3,174,804

Total	$325,154,654	$15,300,630	$—	$340,455,284

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 6.6%
Boeing Co. (The)	19,313	$2,520,347
Lockheed Martin Corp.	14,129	1,883,961
Northrop Grumman Corp.	17,136	1,842,291
Raytheon Co.	25,343	2,087,503

		8,334,102

Automobiles 1.1%
Ford Motor Co.	84,815	1,451,185

Beverages 1.2%
PepsiCo, Inc.	17,337	1,457,868

Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	10,856	1,746,296

Commercial Banks 9.4%
Fifth Third Bancorp	99,058	1,885,074
FirstMerit Corp.	117,294	2,634,423
U.S. Bancorp	71,612	2,675,424
Wells Fargo & Co.	110,712	4,726,295

		11,921,216

Commercial Services & Supplies 2.3%
Deluxe Corp.	35,846	1,687,988
Steelcase, Inc., Class A	71,084	1,165,067

		2,853,055

Communications Equipment 2.9%
Cisco Systems, Inc.	94,610	2,128,725
Harris Corp.	24,987	1,548,194

		3,676,919

Computers & Peripherals 1.3%
Hewlett-Packard Co.	67,851	1,653,529

Containers & Packaging 1.2%
Avery Dennison Corp.	33,440	1,575,693

Diversified Financial Services 3.5%
JPMorgan Chase & Co.	85,269	4,394,764

Diversified Telecommunication Services 3.5%
AT&T, Inc.	49,502	1,791,972
Verizon Communications, Inc.	53,065	2,680,313

		4,472,285

Electric Utilities 2.9%
Duke Energy Corp.	23,135	1,659,474
Edison International	41,949	2,056,759

		3,716,233

Electrical Equipment 1.1%
Eaton Corp. PLC	19,361	1,366,112

Food Products 1.4%
Campbell Soup Co.	40,712	1,733,110

Gas Utilities 1.3%
Southwest Gas Corp.	30,992	1,681,626

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	19,870	1,308,837
Becton, Dickinson and Co.	17,215	1,809,813
St. Jude Medical, Inc.	27,510	1,578,799

		4,697,449

Hotels, Restaurants & Leisure 1.0%
DineEquity, Inc.	15,971	1,310,740

Household Durables 1.4%
Newell Rubbermaid, Inc.	61,361	1,818,126

Household Products 0.7%
Kimberly-Clark Corp.	8,145	879,660

Industrial Conglomerates 2.9%
General Electric Co.	140,333	3,668,305

Insurance 10.0%
ACE Ltd.	14,857	1,417,952
Allstate Corp. (The)	58,243	3,090,374
Assurant, Inc.	21,149	1,236,793
Chubb Corp. (The)	24,607	2,265,813
PartnerRe Ltd.	16,366	1,640,037
Travelers Cos., Inc. (The)	35,690	3,080,047

		12,731,016

Leisure Equipment & Products 1.2%
Hasbro, Inc.	29,142	1,505,184

Media 1.7%
Time Warner, Inc.	31,478	2,163,798

Multi-Utilities 2.1%
CMS Energy Corp.	49,818	1,368,002
DTE Energy Co.	18,062	1,248,807

		2,616,809

Oil, Gas & Consumable Fuels 11.8%
Chevron Corp.	35,009	4,199,680
ConocoPhillips	57,640	4,225,012
Exxon Mobil Corp.	55,145	4,942,095
Williams Cos., Inc. (The)	44,812	1,600,236

		14,967,023

Paper & Forest Products 1.3%
International Paper Co.	37,177	1,658,466

Pharmaceuticals 8.8%
Eli Lilly & Co.	45,673	2,275,429
Johnson & Johnson	49,420	4,576,786
Pfizer, Inc.	141,167	4,331,004

		11,183,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 6.4%
Annaly Capital Management, Inc.	124,654	$1,469,671
Chimera Investment Corp.	567,368	1,719,125
Home Properties, Inc.	21,672	1,307,038
Macerich Co. (The)	22,360	1,323,936
Rayonier, Inc.	29,299	1,377,639
Weingarten Realty Investors	30,059	953,772

		8,151,181

Semiconductors & Semiconductor Equipment 1.4%
Texas Instruments, Inc.	41,522	1,747,246

Software 1.5%
CA, Inc.	58,895	1,870,505

Tobacco 1.1%
Altria Group, Inc.	36,816	1,370,660

Total Common Stocks (cost $113,108,573)		124,373,380

Exchange Traded Fund 1.6%

	Shares	Market Value
Equity Fund 1.6%
Vanguard Value ETF	27,288	1,991,751

Total Exchange Traded Fund (cost $1,971,011)		1,991,751

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	183,088	183,088

Total Mutual Fund (cost $183,088)		183,088

Total Investments (cost $115,262,672) (b) — 99.8%		126,548,219
Other assets in excess of liabilities — 0.2%		306,864

NET ASSETS — 100.0%		$126,855,083

(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $115,594,930, tax unrealized appreciation and depreciation were $11,255,990 and $(302,701), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 4.3%
Lockheed Martin Corp.	51,500	$6,867,010
Raytheon Co.	51,500	4,242,055

		11,109,065

Biotechnology 8.6%
Amgen, Inc.	51,500	5,974,000
Biogen Idec, Inc.*	51,500	12,575,785
Gilead Sciences, Inc.*	51,500	3,655,985

		22,205,770

Communications Equipment 9.9%
ARRIS Group, Inc.*	51,500	919,790
Ciena Corp.*	51,500	1,198,405
Cisco Systems, Inc.	51,500	1,158,750
Comtech Telecommunications Corp.	51,500	1,546,030
F5 Networks, Inc.*	51,500	4,197,765
Harmonic, Inc.*	51,500	376,465
Harris Corp.	51,500	3,190,940
InterDigital, Inc.	51,500	1,995,625
Ixia*	51,500	730,270
JDS Uniphase Corp.*	51,500	674,135
Juniper Networks, Inc.*	51,500	959,960
Motorola Solutions, Inc.	51,500	3,219,780
Nokia OYJ, ADR-FI*	51,500	392,945
Polycom, Inc.*	51,500	535,600
QUALCOMM, Inc.	51,500	3,577,705
Riverbed Technology, Inc.*	51,500	763,230

		25,437,395

Computers & Peripherals 6.0%
EMC Corp.	51,500	1,239,605
Fusion-io, Inc.*	51,500	553,625
Hewlett-Packard Co.	51,500	1,255,055
NetApp, Inc.	51,500	1,998,715
QLogic Corp.*	51,500	636,025
SanDisk Corp.	51,500	3,579,250
Seagate Technology PLC	51,500	2,507,020
Western Digital Corp.	51,500	3,585,945

		15,355,240

Diversified Telecommunication Services 0.7%
AT&T, Inc.	51,500	1,864,300

Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	51,500	4,134,935
Corning, Inc.	51,500	880,135
FLIR Systems, Inc.	51,500	1,466,720

		6,481,790

Energy Equipment & Services 2.9%
Halliburton Co.	51,500	2,731,045
Schlumberger Ltd.	51,500	4,826,580

		7,557,625

Health Care Equipment & Supplies 4.6%
Baxter International, Inc.	51,500	3,392,305
Boston Scientific Corp.*	51,500	602,035
CONMED Corp.	51,500	1,867,905
Medtronic, Inc.	51,500	2,956,100
St. Jude Medical, Inc.	51,500	2,955,585

		11,773,930

Information Technology Services 13.3%
Amdocs Ltd.	51,500	1,980,175
Automatic Data Processing, Inc.	51,500	3,860,955
Computer Sciences Corp.	51,500	2,536,890
DST Systems, Inc.	51,500	4,365,655
International Business Machines Corp.	51,500	9,229,315
Teradata Corp.*	51,500	2,269,605
Visa, Inc., Class A	51,500	10,128,505

		34,371,100

Internet Software & Services 5.2%
Akamai Technologies, Inc.*	51,500	2,304,110
Digital River, Inc.*	51,500	918,760
eBay, Inc.*	51,500	2,714,565
j2 Global, Inc.	51,500	2,831,470
VeriSign, Inc.*	51,500	2,795,420
Yahoo!, Inc.*	51,500	1,695,895

		13,260,220

Life Sciences Tools & Services 4.5%
Agilent Technologies, Inc.	51,500	2,614,140
Life Technologies Corp.*	51,500	3,878,465
Thermo Fisher Scientific, Inc.	51,500	5,035,670

		11,528,275

Office Electronics 0.2%
Xerox Corp.	51,500	511,910

Pharmaceuticals 6.5%
AstraZeneca PLC, ADR-UK	51,500	2,722,290
Bristol-Myers Squibb Co.	51,500	2,704,780
Novartis AG, ADR-CH	51,500	3,993,825
Valeant Pharmaceuticals International, Inc.*	51,500	5,444,580
ViroPharma, Inc.*	51,500	1,999,230

		16,864,705

Semiconductors & Semiconductor Equipment 10.4%
Altera Corp.	51,500	1,730,400
Analog Devices, Inc.	51,500	2,538,950
Applied Materials, Inc.	51,500	919,275
Broadcom Corp., Class A	51,500	1,376,080
Cypress Semiconductor Corp.*	51,500	477,920
Intel Corp.	51,500	1,258,145
KLA-Tencor Corp.	51,500	3,378,400
Lam Research Corp.*	51,500	2,792,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	51,500	$2,118,710
LSI Corp.	51,500	436,720
Microchip Technology, Inc.	51,500	2,212,440
NVIDIA Corp.	51,500	781,770
SunEdison, Inc.*	51,500	478,950
Teradyne, Inc.*	51,500	900,735
Tessera Technologies, Inc.	51,500	979,530
Texas Instruments, Inc.	51,500	2,167,120
Xilinx, Inc.	51,500	2,339,130

		26,887,120

Software 17.8%
Activision Blizzard, Inc.	51,500	856,960
Adobe Systems, Inc.*	51,500	2,791,300
Autodesk, Inc.*	51,500	2,055,365
CA, Inc.	51,500	1,635,640
Check Point Software Technologies Ltd.*	51,500	2,988,030
Citrix Systems, Inc.*	51,500	2,924,170
Compuware Corp.	51,500	550,020
Informatica Corp.*	51,500	1,987,900
Intuit, Inc.	51,500	3,677,615
Microsoft Corp.	51,500	1,820,525
Open Text Corp.	51,500	3,777,010
Oracle Corp.	51,500	1,725,250
Progress Software Corp.*	51,500	1,336,940
PTC, Inc.*	51,500	1,427,580
Red Hat, Inc.*	51,500	2,228,405
Salesforce.com, Inc.*	51,500	2,748,040
SAP AG, ADR-DE	51,500	4,035,025
Symantec Corp.	51,500	1,171,110
Synopsys, Inc.*	51,500	1,877,175
VMware, Inc., Class A*	51,500	4,185,920

		45,799,980

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	51,500	1,605,770

Total Common Stocks (cost $146,135,692)		252,614,195

Exchange Traded Fund 1.7%

	Shares	Market Value
Equity Fund 1.7%
Powershares QQQ Trust	54,295	4,495,083

Total Exchange Traded Fund (cost $4,272,145)		4,495,083

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	1,753,445	$1,753,445

Total Mutual Fund (cost $1,753,445)		1,753,445

Total Investments (cost $152,161,282) (b) — 100.4%		258,862,723
Liabilities in excess of other assets — (0.4%)		(1,156,755)

NET ASSETS — 100.0%		$257,705,968

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of October 31, 2013.
(b)	At October 31, 2013, the tax basis cost of the Fund’s investments was $161,551,843, tax unrealized appreciation and depreciation were $100,176,991 and $(2,866,111), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
DE	Germany
FI	Finland
Ltd.	Limited
OYJ	Public Traded Company
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At October 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

October 31, 2013 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 97.5%

	Principal Amount	Market Value
Guam 1.8%
Guam Government Business Privilege, Special Tax Revenue, Series A, 5.00%, 01/01/19	$750,000	$863,085
Guam Power Authority Revenue, Refunding, RB, AGM Insured Series A,5.00%, 10/01/19	515,000	596,669
Series A,5.00%, 10/01/22	870,000	1,010,766

		2,470,520

Massachusetts 0.8%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,164,945

Puerto Rico 19.4%
Puerto Rico Commonwealth, GO, National-RE Insured, 5.50%, 07/01/20	1,020,000	962,788
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, Refunding, RB, AGM Insured, Series AA-1, 4.95%, 07/01/26	880,000	802,410
Puerto Rico Commonwealth, Highway & Transportation Authority, Grant Anticipation Revenue, Prerefunded Balance, RB, National-RE Insured, 5.00%, 09/15/20	780,000	793,939
Puerto Rico Commonwealth, Highway & Transportation Authority, Transportation Revenue, Refunding, RB, Series N, 5.50%, 07/01/23	720,000	549,799
Puerto Rico Commonwealth, Highway & Transportation, RB, AGM Insured, 5.50%, 07/01/23	1,120,000	1,059,240
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax Revenue, BHAC Credit, RB, FGIC Insured, Series A, 5.50%, 07/01/22	1,385,000	1,534,760
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax Revenue, RB, FGIC Insured, Series A, 5.50%, 07/01/21	945,000	746,663
Puerto Rico Commonwealth, Public Improvement, GO, AGM Insured, 5.13%, 07/01/30	750,000	637,088
Puerto Rico Commonwealth, Public Improvement, Refunding, GO, Series A, 5.50%, 07/01/17	1,130,000	1,028,616
Puerto Rico Electric Power Authority, Power Revenue, Refunding, RB Series XX,4.63%, 07/01/25	2,100,000	1,504,923
Series WW,5.50%, 07/01/38	1,500,000	1,098,780
Puerto Rico Electric Power Authority, Power Revenue, Refunding, RB, AGM Insured, Series UU, 5.00%, 07/01/20	1,000,000	966,920
Puerto Rico Municipal Finance Agency, GO, AGM Insured, Series A, 5.00%, 08/01/30	880,000	730,664
Puerto Rico Municipal Finance Agency, Refunding, GO, Series C, 5.25%, 08/01/23	1,000,000	926,600
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Government Facilities, Refunding, RB, Series U, 5.00%, 07/01/20	2,000,000	1,600,820
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Government Facilities, Refunding, RB, AMBAC Insured, Series H, 5.50%, 07/01/17	1,250,000	1,172,888
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Refunding, RB, XLCA Insured, Series L, 5.50%, 07/01/21	500,000	402,970
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A 5.00%, 08/01/17	505,000	508,803
5.50%, 08/01/37	2,500,000	2,043,750
5.75%, 08/01/37	1,400,000	1,177,386
6.38%, 08/01/39	3,000,000	2,721,180
6.00%, 08/01/42	1,000,000	863,610
6.50%, 08/01/44	2,000,000	1,834,240
Puerto Rico Sales Tax Funding, RB, 5.00%, 08/01/22	1,000,000	989,460

		26,658,297

Virgin Islands 2.3%
Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Note, Refunding, RB, National-RE FGIC Insured 5.00%, 10/01/21	2,000,000	2,088,520
5.00%, 10/01/23	1,000,000	1,033,570

		3,122,090

Wisconsin 73.2%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, Special Tax Revenue 2.20%, 09/01/18	355,000	358,628
2.40%, 09/01/19	290,000	289,678
2.60%, 09/01/20	355,000	351,763
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	369,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
4.75%, 03/01/22	$300,000	$319,527
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	475,689
Burlington, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 04/01/16	200,000	209,178
4.10%, 04/01/17	750,000	782,760
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A,1.20%, 06/01/17	500,000	500,770
4.25%, 06/01/17	500,000	532,560
Series A,1.50%, 06/01/18	400,000	399,876
Series A,1.75%, 06/01/19	300,000	296,139
Series A,1.95%, 06/01/19	145,000	144,150
Series A,2.20%, 06/01/20	250,000	246,380
Series A,2.40%, 06/01/21	360,000	351,068
Series A,2.60%, 06/01/22	245,000	238,067
Delafield, Community Development Authority, Redevelopment Revenue, St. Johns Northwestern Military, RB 4.15%, 06/01/25	250,000	265,845
4.25%, 06/01/26	330,000	350,302
4.60%, 06/01/30	600,000	631,950
Glendale, Community Development Authority, Lease Revenue, Bayshore Public Parking Facility, RB, Series A, 5.00%, 10/01/24	1,500,000	1,525,620
Glendale, Community Development Authority, Lease Revenue, Bayshore, Refunding, RB, Series A, 4.75%, 10/01/27	1,000,000	1,021,600
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B,3.85%, 09/01/20	2,250,000	2,391,052
2.60%, 09/01/21	3,250,000	3,201,283
2.75%, 09/01/22	2,750,000	2,697,970
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, RB 6.00%, 12/01/29	1,000,000	1,062,310
6.15%, 12/01/32	1,000,000	1,062,150
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue 4.20%, 06/01/25	1,000,000	1,027,900
4.30%, 06/01/29	1,000,000	1,013,390
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB 2.65%, 12/01/24	350,000	321,734
2.80%, 12/01/25	200,000	180,722
2.90%, 12/01/26	200,000	177,682
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/14	225,000	234,673
5.00%, 10/01/22	1,065,000	1,241,726
5.00%, 10/01/27	925,000	1,048,034
5.00%, 10/01/28	250,000	281,478
5.00%, 10/01/34	4,500,000	4,971,060
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB 5.00%, 08/01/17	1,000,000	1,138,360
5.00%, 08/01/18	1,000,000	1,158,300
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	1,080,000	1,089,428
3.00%, 04/01/22	375,000	378,135
3.20%, 04/01/23	1,000,000	1,006,850
3.75%, 04/01/28	950,000	907,070
4.10%, 04/01/32	2,500,000	2,446,100
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	118,325
4.70%, 08/01/25	110,000	117,464
5.00%, 08/01/30	2,000,000	2,105,900
Milwaukee, Redevelopment Authority, Lease Revenue, Milwaukee Public Schools, Congress, RB, Series A, 4.60%, 08/01/22	500,000	515,255
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	2,986,629
Neenah, Community Development Authority, Lease Revenue, District No.8 Riverwalk Zone, Prerefunded Balance, RB Series A,4.30%, 12/01/20	1,000,000	1,043,690
Series A,5.13%, 12/01/23	1,000,000	1,052,800
Series A,4.70%, 12/01/28	1,250,000	1,310,225
Neenah, Community Development Authority, Lease Revenue, RB
Series A,4.63%, 12/01/28	600,000	611,544
Series A,4.75%, 12/01/32	400,000	402,856
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	524,470
4.10%, 12/01/27	1,000,000	1,047,430
4.20%, 12/01/28	500,000	522,585
Osceola, Redevelopment Authority, Lease Revenue, Refunding, RB

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Series A,1.35%, 12/01/13	$175,000	$175,073
Series A,1.65%, 12/01/14	200,000	201,492
Series A,1.90%, 12/01/15	175,000	177,478
Southeast Wisconsin Professional Baseball Park District, ETM, COP, National-RE Insured 0.00%, 12/15/15	970,000	958,544
0.00%, 12/15/17	1,000,000	950,370
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, National-RE Insured Series A,5.50%, 12/15/18	250,000	301,722
Series A,5.50%, 12/15/19	2,200,000	2,689,896
Series A,5.50%, 12/15/20	1,000,000	1,230,530
Series A,5.50%, 12/15/21	1,500,000	1,849,830
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, National-RE Insured Series A,5.50%, 12/15/14	3,660,000	3,874,952
Series A,5.50%, 12/15/23	1,025,000	1,238,753
Series A,5.50%, 12/15/26	4,510,000	5,304,166
Sun Prairie, Community Development Authority, Lease Revenue, RB 4.40%, 08/01/20	150,000	150,214
4.50%, 08/01/21	150,000	150,189
Sun Prairie, Community Development Authority, Lease Revenue, Tax Incremental District No. 8, RB 4.30%, 08/01/21	975,000	1,026,344
4.35%, 08/01/22	975,000	1,027,533
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	155,828
4.50%, 12/01/30	1,200,000	1,208,148
West Bend, Redevelopment Authority, Lease Revenue, Prerefunded Balance, RB 4.50%, 10/01/23	250,000	269,600
4.55%, 10/01/24	250,000	269,847
4.60%, 10/01/25	150,000	162,059
4.65%, 10/01/28	250,000	270,345
Weston, Community Development Authority, Lease Revenue, RB Series A,4.10%, 10/01/16	500,000	514,615
Series A,4.25%, 10/01/17	200,000	205,590
Series A,4.35%, 10/01/18	500,000	500,875
Series A,4.40%, 10/01/18	500,000	513,310
Series A,4.45%, 10/01/19	500,000	500,740
Series A,5.25%, 10/01/20	445,000	457,304
Series A,4.50%, 10/01/21	100,000	104,691
Series A,4.70%, 10/01/21	1,230,000	1,254,010
Series B,4.75%, 10/01/22	130,000	132,326
Series B,4.75%, 10/01/23	140,000	142,287
Series A,4.63%, 10/01/25	825,000	848,851
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	2,894,347
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, Special Tax Revenue, Series A, 5.00%, 12/15/32	1,000,000	1,040,820
Wisconsin Center District, Senior Dedicated Tax Revenue, RB, National- RE Insured, Series A, 0.00%, 12/15/26	2,500,000	1,427,300
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded balance, RB, 5.00%, 03/01/22	1,500,000	1,655,280
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded Balance, RB, 4.60%, 03/01/25	1,200,000	1,267,968
Wisconsin Dells, Community Development Authority, Lease Revenue, RB 4.30%, 03/01/22	225,000	233,861
4.45%, 03/01/25	300,000	306,450
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	770,000	877,869
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, National-RE Insured, 6.10%, 06/01/21	750,000	866,858
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB Series E,4.70%, 11/01/25	275,000	278,765
Series B,4.30%, 05/01/27	1,000,000	1,009,590
Series E,4.90%, 11/01/35	1,650,000	1,655,626
Series B,4.40%, 05/01/37	500,000	479,620
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB Series A,4.10%, 11/01/19	465,000	503,776
Series A,4.88%, 11/01/25	2,225,000	2,366,199
Series A,5.38%, 11/01/30	2,135,000	2,182,525
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB, 4.25%, 12/01/35	1,500,000	1,577,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
		$100,499,972

Total Municipal Bonds (cost $135,355,418)		133,915,824

Mutual Fund 1.3%

	Shares	Market Value

Money Market Fund 1.3%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.00%	1,723,569	$1,723,569

Total Mutual Fund (cost $1,723,569)		1,723,569

Total Investments (cost $137,078,987) (a) — 98.8%		135,639,393
Other assets in excess of liabilities — 1.2%		1,673,672

NET ASSETS — 100.0%		$137,313,065

(a)	At October 31, 2013, the tax basis cost of the Fund’s investments was $137,078,987, tax unrealized appreciation and depreciation were $4,115,466 and $(5,555,060), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
RB	Revenue Bond
RE	Reinsured
XLCA	XL Capital Assurance

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Statement of Investments (Continued)

October 31, 2013 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$133,915,824	$—	$133,915,824
Mutual Fund	1,723,569	—	—	1,723,569

Total	$1,723,569	$133,915,824	$—	$135,639,393

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17
CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	December 20, 2013

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 20, 2013

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